VANGUARD(R)INTERNATIONAL STOCK INDEX FUNDS

                                SEMIANNUAL REPORT

                                 APRIL 30, 2002



STOCK
VANGUARD EUROPEAN STOCK INDEX FUND

VANGUARD PACIFIC STOCK INDEX FUND

VANGUARD EMERGING MARKETS STOCK INDEX FUND

VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND

VANGUARD DEVELOPED MARKETS INDEX FUND

VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.

================================================================================
CONTENTS
Letter from the Chairman                                  1
Fund Profiles                                             6
Glossary of Investment Terms                             11
Performance Summaries                                    12
Financial Statements                                     16
Advantages of Vanguard.com                               67
================================================================================

================================================================================
SUMMARY
* Vanguard International Stock Index Funds posted six-month returns ranging from 4.1% to 30.6% as global markets reversed their declines of recent years.
*    Emerging markets turned in the highest returns.
* Some of our index funds had heavier weightings in Japan than their average peers, a factor that caused those funds to lag for the period.
--------------------------------------------------------------------------------
[SHIP LOGOS]

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
Global stock markets rebounded during the six months ended April 30, 2002, with emerging markets turning in an especially strong performance. In this environment, the VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS posted gains ranging from 4.1% for the Pacific Stock Index Fund to 30.6% for Institutional Shares of the Emerging Markets Stock Index Fund. The funds closely tracked, or exceeded, the returns of their target indexes, but--with the exception of the Total International Stock Index Fund--underperformed their average peer mutual funds.

     The table on page 2 presents total returns (capital change plus reinvested dividends) for our funds, their average peers, and modified versions of their unmanaged target indexes. These modified versions reflect changes being made by the index sponsor, Morgan Stanley Capital International (MSCI), with the goal of better representing the target markets. MSCI phased in some of the changes to its indexes at the end of November 2001 and scheduled the rest for the end of May 2002. As we noted in our annual report to you six months ago, our funds began tracking the modified indexes in mid-November 2001. Our early adoption of the changes was aimed at reducing the impact of the index shifts on the funds and their shareholders.

     Because MSCI's own change was not fully effective as of April 30, when the funds' fiscal half-year ended, we cite the standard, unmodified versions of the indexes elsewhere in this report. The standard benchmark figures appear in the Market Barometer table on page 3, the Fund Profiles starting on page 6, and the Performance Summaries starting on page 12.

     Three of our funds offer more than one share class, whose returns may vary owing to differences in the shares' expense ratios. Our Institutional Shares are offered for a minimum investment of $10 million, and our Admiral Shares are offered to shareholders whose sizable or long-tenured accounts bring economies of scale to our operations.

     Each fund's total return is based on the change in the fund's net asset value during the period plus any income or capital gains distributions it paid. The table on page 5 presents these per-share figures.

MARKETS REBOUNDED
Global stock markets alternately surged and receded during the six months, but still posted respectable gains, partly reversing the declines of recent years. The modified MSCI Europe, Australasia, Far East (EAFE) Index returned 4.8%, while the broad U.S. market, as measured by the Wilshire 5000 Total Market Index, earned 5.2%. Emerging markets did even better, with the Select Emerging Markets Free Index advancing a remarkable 30.7%.

     Slumping share prices in the technology and telecommunications sectors severely hampered returns for the U.S. and other developed markets. The telecom industry especially was burdened by overcapacity, weak demand, and heavy debt. Among market segments, small-capitalization value stocks continued to provide some of the highest returns.

CURRENCY EFFECT MUTED
In recent years, the dollar's almost unrelenting and universal rise relative to other currencies has reduced already poor returns from foreign investments for U.S. investors. During the six months ended April 30, however, the strength of the dollar waned in some areas, including Europe, slightly augmenting returns from those regions. In aggregate, though, U.S. investors in diversified international funds still saw a negative impact from currency exchange rates. This drag on portfolios was driven primarily by continuing weakness in the Japanese yen, which--despite a last-minute surge--slashed almost 5 percentage points from returns on Japanese investments for the six months.

ECONOMIES WERE ON THE MEND
A modest economic recovery in the United States set the stage for the turnaround in the global markets. In the United States--which produces nearly one-third of the world's goods and services--the recession that began in March 2001 seemed to have ended even before the year came to a close. The nation's real (inflation-adjusted) gross domestic product expanded at an estimated annual rate of 5.6%

================================================================================
TOTAL RETURNS                                   SIX MONTHS ENDED
                                                  APRIL 30, 2002
--------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
  Investor Shares                                       5.4%
  Admiral Shares                                        5.5
  Institutional Shares                                  5.5
Average European Region Fund*                           6.5
MSCI Europe Index (modified)                            5.5
--------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
  Investor Shares                                       4.1%
  Admiral Shares                                        4.1
  Institutional Shares                                  4.2
Average Pacific Region Fund*                            7.6
MSCI Pacific Index (modified)                           3.1
--------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
  Investor Shares                                      30.5%
  Institutional Shares                                 30.6
Average Emerging Markets Fund*                         32.4
Select Emerging Markets Free Index**                   30.7
--------------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL
  STOCK INDEX FUND                                      7.3%
Average International Fund*                             7.1
Total International Composite Index (modified)+         6.8
--------------------------------------------------------------------------------
VANGUARD DEVELOPED MARKETS INDEX FUND                   5.0%
Average International Fund*                             7.1
MSCI EAFE Index (modified)                              4.8
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL DEVELOPED
  MARKETS INDEX FUND                                    5.1%
Average International Fund*                             7.1
MSCI EAFE Index (modified)                              4.8
--------------------------------------------------------------------------------
* Derived from data provided by Lipper Inc.
**Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America.
+ Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index.

in the first three months of 2002.

     Economic signals from other parts of the world were mixed. Retail sales rose modestly in the dozen European countries that use the euro as a common currency. Japan was still mired in its third recession in a decade, but in recent months industrial production has increased and the nation's unemployment rate, though still high by Japanese standards, has been falling. In South America, economic woes and political unrest in Argentina and Venezuela seemed to be self-contained and did not spread to their neighbors.

     Economies were aided by interest rate cuts from central banks, including the European Central Bank and the Bank of England. Most central banks followed the lead of the U.S. Federal Reserve Board, but few were as aggressive: The Fed made 11 cuts in its target for short-term interest rates in 2001, including two during our funds' fiscal half-year. The cuts brought the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System--to 1.75%, the lowest level in four decades.

JAPAN IMPROVES, BUT IS STILL A LAGGARD
Like other markets, Japan saw a turnaround, but the weak yen reduced its return to about 1% in U.S. dollars. This was an anemic gain compared with the returns from other markets, and partly explains why some of our index funds lagged their actively managed peer funds--many of which largely kept clear of Japan. Despite declines over the past several years, Japan continues to be the largest market in the Pacific Index and the second-largest in the EAFE Index.

     The Pacific Stock Index Fund posted the lowest return among the six international index funds and lagged its average peer by the widest margin (3.5 percentage points). The Emerging Markets Stock Index Fund--one of our two funds with no exposure to Japan (the other being the European fund)--posted the highest return among the six, though it slightly lagged its average peer.

     It was the emerging-markets component that helped the Total International Stock Index Fund, a "fund of funds" which owns shares of our European, Pacific, and Emerging Markets funds, to slightly outpace the average international fund.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2002
                                                    ----------------------------
                                                    Six          One        Five
                                                 Months         Year      Years*
--------------------------------------------------------------------------------
STOCKS
MSCI EAFE Index (International)                    5.5%       -13.9%        1.3%
Russell 1000 Index (U.S. large-caps)               3.4        -12.0         7.9
Russell 2000 Index (U.S. small-caps)              20.0          6.7         9.7
Wilshire 5000 Index (Entire U.S. market)           5.2         -9.9         7.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                        0.0%         7.8%        7.7%
 (Broad taxable U.S. market)
Lehman 10 Year Municipal Bond Index                1.2          7.2         6.5
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                          1.0          2.9         4.8
================================================================================
CPI
Consumer Price Index                               1.2%         1.6%        2.3%
--------------------------------------------------------------------------------
*Annualized.

Without  that  component,  our  Developed  Markets and  Institutional  Developed
Markets  Index   Funds--also   funds  of  funds--fell  short  of  their  average
competitors by about 2 percentage points each.

     A few words about the changes in the MSCI indexes are in order. As mentioned earlier in this letter and in our last annual report, our funds' holdings changed in November to reflect MSCI's new methodologies. The weighting of securities is now based on shares that are available in the markets, rather than on the total number of shares outstanding. In addition, the indexes now cover 85% of the market capitalization of each country instead of 60%. The consequences of this new construction include more companies in each index, a smaller median market cap, and where applicable, a smaller weighting in Japan. It's impossible to foresee what all these changes will mean for our funds' future performance. However, we suspect that over the long run they will help the indexes to show returns more comparable to those from actively managed funds given that the reweighted indexes now better reflect the stocks that are freely traded in international markets. Of course, we also have two advantages: the proven skills of the funds' investment adviser, Vanguard's Quantitative Equity Group, and our low costs. According to a recent study by the Financial Research Corporation, costs are the best predictor of future relative performance among stock funds. Our international index funds have expense ratios (annualized costs as a percentage of average net asset value) that are roughly one-tenth to one-quarter those of their average competitors.

INTERNATIONAL STOCKS STILL PLAY A ROLE
For many investors, keeping faith in diversification across borders has been difficult, given the low returns from foreign equities and their relatively high correlation to U.S. stocks in recent years. We thank you for your patience and loyalty.

     That said, we still believe that international equities can play a useful role in a diversified portfolio. There is no guarantee that the strength of the U.S. dollar or the correlation between domestic and foreign stocks will persist. Perhaps more important, by investing internationally you will not forgo the potential opportunities provided by the other half of the world's equities.

     Volatile market performance in recent years does validate our oft-repeated advice: Develop a portfolio diversified both across asset classes--stocks, bonds, and cash--and within asset classes. That means diversification not just across global regions but also across market caps and across growth and value stocks. Our index funds, both domestic and international, provide a low-cost and tax-efficient means of achieving this broad diversification. Once you have such a portfolio in place, it's

================================================================================
The impact of the index changes include wider representation, smaller median capitalization, and where applicable, a smaller weighting in Japan.
================================================================================
wise to leave your selections relatively fixed and let time and compounding pilot you toward your goals.


SINCERELY,
John J. Brennan
Chairman and Chief Executive Officer
May 15, 2002

John J. Brennan

===========================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: OCTOBER 31, 2001-APRIL 30, 2002

                                                                          DISTRIBUTIONS
                                                                            PER SHARE
                                                                  -------------------------
                                             STARTING       ENDING        INCOME    CAPITAL
                                          SHARE PRICE  SHARE PRICE     DIVIDENDS      GAINS
-------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND
  Investor Shares                              $19.50       $20.11        $0.440     $0.000
  Admiral Shares                                45.77        47.21         1.040      0.000
  Institutional Shares                          19.52        20.12         0.459      0.000
-------------------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND
  Investor Shares                               $6.79        $7.03        $0.032     $0.000
  Admiral Shares                                44.40        45.97         0.215      0.000
  Institutional Shares                           6.79         7.03         0.038      0.000
-------------------------------------------------------------------------------------------
EMERGING MARKETS STOCK INDEX FUND
 Investor Shares                                $7.28        $9.27        $0.200     $0.000
 Institutional Shares                            7.29         9.28         0.211      0.000
-------------------------------------------------------------------------------------------
TOTAL INTERNATIONAL STOCK INDEX FUND            $8.99        $9.48        $0.165     $0.000
-------------------------------------------------------------------------------------------
DEVELOPED MARKETS INDEX FUND                    $6.83        $7.05        $0.120     $0.000
-------------------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND      $6.78        $6.99        $0.132     $0.000
===========================================================================================

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR EUROPEAN STOCK INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 11.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                                   MSCI
                                                   FUND          EUROPE
--------------------------------------------------------------------------------
Number of Stocks                                    571             554
Turnover Rate                                      14%*             --
Expense Ratio
  Investor Shares                                0.32%*             --
  Admiral Shares                                 0.24%*             --
  Institutional Shares                           0.19%*             --
Cash Investments                                   0.1%             --
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                                                   MSCI
                                                   FUND            EAFE
--------------------------------------------------------------------------------
R-Squared                                          0.91            1.00
Beta                                               0.99            1.00
--------------------------------------------------------------------------------
================================================================================
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
                                                                   MSCI
                                                   FUND          Europe
-----------------------------------------------------------------------
United Kingdom                                    38.2%           37.9%
France                                            12.7            13.1
Switzerland                                       11.1            11.2
Germany                                            9.6             9.6
Netherlands                                        8.6             8.3
Italy                                              5.1             5.1
Spain                                              4.3             4.3
Sweden                                             2.6             2.6
Finland                                            2.5             2.5
Belgium                                            1.4             1.4
Ireland                                            1.1             1.1
Denmark                                            1.0             1.0
Norway                                             0.7             0.7
Portugal                                           0.5             0.5
Greece                                             0.4             0.5
Austria                                            0.2             0.2
--------------------------------------------------------------------------------
Total                                            100.0%          100.0%
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

BP PLC                                                 3.6%
  (integrated oil)
GlaxoSmithKline PLC                                    3.3
  (pharmaceuticals)
Novartis AG (Registered)                               2.6
  (pharmaceuticals)
Royal Dutch Petroleum Co.                              2.4
  (energy)
HSBC Holdings PLC                                      2.3
  (banking)
TotalFinaElf SA                                        2.1
  (integrated oil)
Nestle SA (Registered)                                 2.1
  (food, beverage, & tobacco)
Vodafone Group PLC                                     2.0
  (telecommunications)
AstraZeneca Group PLC                                  1.8
  (pharmaceuticals)
Royal Bank of Scotland Group PLC                       1.7
  (banking)
--------------------------------------------------------------------------------
Top Ten                                               23.9%
--------------------------------------------------------------------------------
================================================================================

*Annualized.

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR PACIFIC STOCK INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 11.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                                   MSCI
                                                   FUND         PACIFIC
--------------------------------------------------------------------------------
Number of Stocks                                   469             467
Turnover Rate                                      23%*             --
Expense Ratio
  Investor Shares                                0.38%*             --
  Admiral Shares                                 0.31%*             --
  Institutional Shares                           0.27%*             --
Cash Investments                                  0.2%              --
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                                                   MSCI
                                                   FUND            EAFE
--------------------------------------------------------------------------------
R-Squared                                          0.70            1.00
Beta                                               1.04            1.00
--------------------------------------------------------------------------------
================================================================================
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
                                                                   MSCI
                                                   FUND         PACIFIC
--------------------------------------------------------------------------------
Japan                                             75.1%           75.1%
Australia                                         14.9            14.9
Hong Kong                                          6.3             6.3
Singapore                                          3.2             3.2
New Zealand                                        0.5             0.5
--------------------------------------------------------------------------------
Total                                            100.0%          100.0%
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Toyota Motor Corp.                                     3.4%
  (automotive & transport equipment)
Sony Corp.                                             2.6
  (consumer electronics)
NTT DoCoMo, Inc.                                       2.0
  (telecommunications)
Takeda Chemical Industries Ltd.                        1.9
  (pharmaceuticals)
Canon, Inc.                                            1.8
  (computer hardware)
National Australia Bank Ltd.                           1.7
  (banking)
Honda Motor Co., Ltd.                                  1.5
  (automotive & transport equipment)
Matsushita Electric Industrial Co., Ltd.               1.4
  (consumer electronics)
Nomura Holdings Inc.                                   1.4
  (financial services)
Mitsubishi Tokyo Financial Group Inc.                  1.4
  (banking)
--------------------------------------------------------------------------------
Top Ten                                               19.1%
--------------------------------------------------------------------------------
================================================================================

*Annualized.

Visit our website www.vanguard.com for regularly updated fund information.

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR EMERGING MARKETS STOCK INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index or a broader market index. Key terms are defined on page 11.
================================================================================
PORTFOLIO CHARACTERISTICS

                                                   FUND          INDEX*
--------------------------------------------------------------------------------
Number of Stocks                                    498             481
Turnover Rate                                       77%**            --
Expense Ratio
  Investor Shares                                 0.58%**            --
  Institutional Shares                            0.42%**            --
Cash Investments                                   4.9%              --
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                                                   MSCI
                                                   FUND            EAFE
--------------------------------------------------------------------------------
R-Squared                                          0.67            1.00
Beta                                               1.27            1.00
--------------------------------------------------------------------------------
================================================================================
COUNTRY DIVERSIFICATION (% OF EQUITIES)
                                                   FUND          INDEX*
--------------------------------------------------------------------------------
Taiwan                                            18.6%           18.5%
South Africa                                      17.2            17.2
South Korea                                       20.0            20.0
Mexico                                            11.5            11.6
Brazil                                            11.2            11.2
China                                              8.0             8.0
Israel                                             3.9             3.9
Thailand                                           1.9             1.9
Turkey                                             1.7             1.7
Poland                                             1.5             1.5
Hungary                                            1.4             1.4
Indonesia                                          1.3             1.3
Philippines                                        0.8             0.8
Czech Republic                                     0.6             0.6
Argentina                                          0.4             0.4
--------------------------------------------------------------------------------
Total                                            100.0%          100.0%
--------------------------------------------------------------------------------
================================================================================
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Anglo American PLC                                     4.5%
 (metals & mining)
Samsung Electronics Co., Ltd.                          3.7
 (electronics)
China Mobile (Hong Kong) Ltd.                          3.1
 (telecommunications)
Taiwan Semiconductor Manufacturing Co., Ltd.           3.0
 (electronics)
United Microelectronics Corp.                          2.1
 (electronics)
Telefonos de Mexico SA Series L                        2.0
 (telecommunications)
Petroleo Brasileiro SA Pfd.                            1.8
 (energy)
Kookmin Bank                                           1.5
 (banking)
Cemex SA CPO                                           1.4
 (materials & construction)
South African Breweries Ltd.                           1.4
 (food, beverage, & tobacco)
--------------------------------------------------------------------------------
Top Ten                                               24.5%
--------------------------------------------------------------------------------
================================================================================

*Select Emerging Markets Free Index.
**Annualized.

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR TOTAL INTERNATIONAL STOCK INDEX FUND
This Profile provides a snapshot of the fund's characteristics, compared where appropriate to a broad market index. Key terms are defined on page 11.
================================================================================
PORTFOLIO CHARACTERISTICS

Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.36%
--------------------------------------------------------------------------------
================================================================================
VOLATILITY MEASURES
                                                                   MSCI
                                                   FUND            EAFE
--------------------------------------------------------------------------------
R-Squared                                          0.99            1.00
Beta                                               1.04            1.00
--------------------------------------------------------------------------------
================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares              66.3%
Pacific Stock Index Fund Investor Shares               24.9
Emerging Markets Stock Index Fund Investor Shares       8.8
--------------------------------------------------------------------------------
Total                                                 100.0%
--------------------------------------------------------------------------------
================================================================================

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR DEVELOPED MARKETS INDEX FUND
This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 11.
================================================================================
Portfolio Characteristics

Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.34%
--------------------------------------------------------------------------------
================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares              72.7%
Pacific Stock Index Fund Investor Shares               27.3
--------------------------------------------------------------------------------
Total                                                 100.0%
--------------------------------------------------------------------------------
================================================================================

*For underlying funds; annualized.

Visit our website www.vanguard.com for regularly updated fund information.

FUND PROFILE                                                AS OF APRIL 30, 2002
    FOR INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 11.
================================================================================
PORTFOLIO CHARACTERISTICS

Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.21%
--------------------------------------------------------------------------------
================================================================================
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Institutional Shares         72.7%
Pacific Stock Index Fund Institutional Shares          27.3
--------------------------------------------------------------------------------
Total                                                 100.0%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

Visit our website www.vanguard.com for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or swap agreements.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF APRIL 30, 2002

In the performance summaries below and on the following pages, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

EUROPEAN STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1991-APRIL 30, 2002
[Bar Chart]

Fiscal       Total
 Year       Return            MSCI Europe Index
-------------------------------------------------
1992          -0.6                    -0.7
1993          25.1                    26.3
1994            11                    11.7
1995            14                    13.6
1996          17.6                    17.5
1997          26.5                      26
1998          23.2                    23.1
1999          12.9                    12.5
2000           1.5                     0.9
2001           -23                   -22.8
2002*          5.4                     5.8
--------------------------------------------------------------------------------
*Six months ended April 30, 2002.
Note: See Financial Highlights tables on pages 48-50 for dividend and capital gains information.
================================================================================

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                            Ten Years
                                                   One      Five  ---------------------------
                            Inception Date        Year     Years  Capital    Income     Total
---------------------------------------------------------------------------------------------
European Stock Index Fund
 Investor Shares*                6/18/1990      -5.51%     5.44%    8.05%     2.23%    10.28%
 Admiral Shares                  8/13/2001      -2.74**       --       --        --        --
 Institutional Shares            5/15/2000      -5.37   -12.68**       --        --        --
---------------------------------------------------------------------------------------------

* Performance figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.

PACIFIC STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1991-APRIL 30, 2002

Fiscal       Total
Year        Return           MSCI Pacific Index
--------------------------------------------------------------------------------
1992         -21.8                   -22.2
1993            49                    49.6
1994           8.7                       9
1995           -11                     -11
1996             4                     3.4
1997         -19.7                   -19.8
1998           -14                   -13.9
1999          51.3                    50.8
2000         -10.5                   -10.5
2001         -29.7                   -29.7
2002*          4.1                       5
--------------------------------------------------------------------------------
* MSCI Pacific Free Index through December 31, 2001; MSCI Pacific Index thereafter.
**Six months ended April 30, 2002.
Note: See Financial Highlights tables on pages 51-53 for dividend information.


EMERGING MARKETS STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) MAY 4, 1994-APRIL 30, 2002

Fiscal       Total      Select Emerging Markets
Year        Return                   Free Index*
--------------------------------------------------------------------------------
1994          26.7                    20.4
1995         -16.6                   -17.1
1996          16.3                    14.9
1997         -13.4                     -13
1998         -20.6                   -20.9
1999          34.7                    33.8
2000          -6.3                    -6.3
2001         -21.2                     -21
2002**        30.5                    30.7
--------------------------------------------------------------------------------
* Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America.
**Six months ended April 30, 2002.
Note:  See  Financial  Highlights  tables  on  pages  54  and  55  for  dividend information.
================================================================================

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                            Ten Years
                                                   One      Five  ---------------------------
                            Inception Date        Year     Years  Capital    Income     Total
---------------------------------------------------------------------------------------------
Pacific Stock Index Fund
  Investor Shares*               6/18/1990     -16.17%    -5.58%   -0.96%     0.85%    -0.11%
  Admiral Shares                 8/13/2001     -10.72**       --       --        --        --
  Institutional Shares           5/15/2000     -16.09    -22.21**      --        --        --
---------------------------------------------------------------------------------------------
Emerging Markets Stock Index Fund
  Investor Shares*                5/4/1994      17.30%    -4.01%   -0.95%**   2.08%**   1.13%**
     Fee-Adjusted Returns+                      16.15     -4.19    -1.07**    2.08**    1.01**
  Institutional Shares           6/22/2000      17.59     -7.43**      --        --        --
     Fee-Adjusted Returns+                      16.43     -7.94**      --        --        --
---------------------------------------------------------------------------------------------

* Performance figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.
+ Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. For the Emerging Markets Stock Index Fund, the Investor Shares figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000; this fee does not apply to the fund's Institutional Shares.

TOTAL INTERNATIONAL STOCK INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) APRIL 29, 1996-APRIL 30, 2002

Fiscal       Total          Total International
Year        Return              Composite Index*
--------------------------------------------------------------------------------
1996            -2                    -2.2
1997           2.1                     2.2
1998             6                     6.4
1999          24.1                    23.9
2000          -3.1                    -4.4
2001         -24.7                   -24.6
2002**         7.3                     8.1
--------------------------------------------------------------------------------
* Consists of the MSCI EAFE Index plus the Select Emerging Markets Free Index. **Six months ended April 30, 2002.
Note: See Financial Highlights table on page 56 for dividend and capital gains information.

DEVELOPED MARKETS INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) MAY 8, 2000-APRIL 30, 2002

Fiscal       Total
Year        Return              MSCI EAFE Index
--------------------------------------------------------------------------------
2000          -7.3                      -7
2001         -25.1                   -24.9
2002*            5                     5.5
--------------------------------------------------------------------------------
*Six months ended April 30, 2002.
Note: See Financial Highlights table on page 57 for dividend information.
================================================================================

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                 Since Inception
                                                            One      Five       ------------------
                                     Inception Date        Year     Years   Capital    Income     Total
-------------------------------------------------------------------------------------------------------
Total International Stock Index Fund*     4/29/1996       -6.35%    0.56%    -1.25%     1.70%    0.45%
-------------------------------------------------------------------------------------------------------
Developed Markets Index Fund*              5/8/2000       -8.67%       --   -17.04%     1.49%  -15.55%
-------------------------------------------------------------------------------------------------------

*Performance figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) JUNE 1, 2000-APRIL 30, 2002

Fiscal       Total
Year        Return              MSCI EAFE Index
--------------------------------------------------------------------------------
2000            -8                    -6.6
2001         -25.1                   -24.9
2002*          5.1                     5.5
--------------------------------------------------------------------------------
*Six months ended April 30, 2002.
Note: See Financial Highlights table on page 58 for dividend information.
================================================================================

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                 Since Inception
                                                                             -----------------------
                                                 Inception Date  One Year   Capital    Income     Total
-------------------------------------------------------------------------------------------------------
Institutional Developed Markets Index Fund             6/1/2000    -8.70%   -17.98%     1.62%   -16.36%
-------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
    APRIL 30, 2002 (UNAUDITED)
STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds list investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
================================================================================
                                                                          Market
                                                                          Value*
EUROPEAN STOCK INDEX FUND                       Shares                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)(1)
--------------------------------------------------------------------------------
Austria (0.2%)
  Erste Bank der Oesterreichischen
    Sparkassen AG                               25,750                    $1,926
  OMV AG                                        16,097                     1,516
* Telekom Austria AG                           150,687                     1,256
  Wienerberger AG                               55,837                       906
  Oesterreichische
    Elektrizitaetswirtschafts AG
    Class A                                      9,775                       839
  Mayr-Melnhof Karton AG                        10,322                       687
  Flughafen Wien AG                             20,685                       667
  VA Technologies AG                            15,464                       473
  BWT Best Water Technology AG                  13,892                       352
  Voest-Alpine AG                               10,666                       331
  Boehler-Uddeholm AG                            5,627                       265
  RHI AG                                        28,795                       188
                                                                       ---------
                                                                           9,406
                                                                       ---------
Belgium (1.4%)
* Fortis Group                               1,117,558                    25,658
  Dexia                                        726,409                    11,978
  Electrabel SA                                 34,412                     7,628
* Interbrew                                    169,666                     5,050
  Groupe Bruxelles Lambert SA                   79,765                     4,427
  UCB SA                                       103,568                     3,780
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Kredietbank NPV                              104,408                     3,769
  Solvay SA                                     49,502                     3,296
  Delhaize-Le Lion SA                           60,236                     2,874
* Agfa Gevaert NV                               86,610                     1,384
  Umicore                                       24,344                     1,097
  D'Ieteren SA                                   4,822                       965
  Colruyt NV                                    20,509                       849
  Omega Pharma SA                               18,689                       839
  Barco NV                                      11,039                       487
  Bekaert NV                                    11,282                       478
  Compagnie Maritime Belge SA                    6,897                       351
                                                                       ---------
                                                                          74,910
                                                                       ---------
Denmark (1.0%)
  Danske Bank A/S                              644,119                    11,632
  Novo Nordisk A/S B Shares                    307,018                     9,005
  TDC A/S                                      146,845                     4,236
  Vestas Wind Systems A/S                      116,235                     3,804
  D/S 1912 B Shares                                344                     2,385
* ISS A/S                                       45,984                     2,299
  D/S Svendborg B Shares                           240                     2,185
  Danisco A/S                                   63,293                     2,179
  Group 4 Falck A/S                             18,374                     2,156
  H. Lundbeck A/S                               78,401                     1,767
  Novozymes A/S                                 70,034                     1,460
* William Demant A/S                            40,393                     1,089
* GN Store Nord A/S                            212,606                       948

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Coloplast A/S B Shares                        13,106                      $937
* Topdanmark A/S                                32,239                       914
  Carlsberg A/S B Shares                        19,241                       841
* NEG Micon A/S                                 20,350                       730
* Navision A/S                                  19,966                       641
* DSV, De Sammensluttede
    Vognmaend A/S                               18,900                       545
  Bang & Olufsen A/S B Shares                   17,387                       495
* East Asiatic Co. A/S                          17,357                       337
  Kobenhavns Lufthavne A/S                       4,116                       299
  NKT Holding A/S                               24,510                       281
  FLS Industries A/S B Shares                   22,450                       261
  TK Development A/S                               500                         8
                                                                       ---------
                                                                          51,434
                                                                       ---------
Finland (2.4%)
  Nokia Oyj                                  5,449,567                    88,192
  UPM-Kymmene Oyj                              282,045                     9,861
  Stora Enso Oyj R Shares                      744,797                     9,469
* Sonera Oyj                                   643,925                     2,878
  Sampo Oyj A Shares                           312,524                     2,411
  TietoEnator Oyj B Shares                      93,604                     2,345
  Metso Oyj                                    121,537                     1,478
  Kone Oyj B Shares                             14,362                     1,360
  Instrumentarium Oyj                           51,852                     1,346
  Hartwall Oyj ABP                              45,471                     1,302
  Fortum Oyj                                   209,112                     1,146
  Outokumpu Oyj A Shares                        86,224                       991
  Uponor Oyj                                    46,755                       990
  Kesko Oyj                                     97,238                       876
  Amer Group Ltd.                               27,206                       830
  Orion-Yhtyma Oyj B Shares                     32,319                       757
  Wartsila Oyj B Shares                         43,840                       705
  Pohjola Group PLC D Shares                    29,261                       533
  KCI Konecranes International PLC              14,540                       440
  Rautaruuki Oyj                                65,465                       283
  Comptel Oyj                                   34,600                        68
  Avesta Polarit Oyj ABP                         7,429                        32
                                                                       ---------
                                                                         128,293
                                                                       ---------
France (12.6%)
  TotalFinaElf SA                              728,973                   110,483
  Aventis SA                                   777,953                    55,273
  BNP Paribas SA                               916,962                    47,922
  AXA                                        1,598,176                    33,914
  L'Oreal SA                                   389,234                    30,496
  Suez SA                                      940,564                    28,010
  Sanofi-Synthelabo SA                         420,620                    26,929
  Carrefour SA                                 571,942                    24,969
  Societe Generale Class A                     342,353                    23,445
  Vivendi Universal SA                         729,871                    23,275
  Groupe Danone                                145,579                    19,283
  L'Air Liquide SA (Registered)                102,439                    15,858
  Alcatel SA                                 1,255,920                    15,708
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Cie. de St. Gobain SA                         84,114                   $14,401
  Lafarge SA                                   149,141                    14,151
  LVMH Louis Vuitton
    Moet Hennessy                              252,966                    13,232
  France Telecom SA                            397,684                     9,661
  Schneider Electric SA                        192,639                     9,295
  PSA Peugeot Citroen                          178,015                     8,854
  Vivendi Universal SA ADR                     272,160                     8,742
  Pinault-Printemps-Redoute SA                  76,797                     8,719
  Accor SA                                     214,983                     8,690
  Renault SA                                   176,604                     8,187
  Cap Gemini SA                                121,472                     7,087
  Lagardere SCA                                134,629                     6,007
  Compagnie Generale des
    Etablissements Michelin
    SA B Shares                                145,408                     5,634
* Arcelor                                      400,417                     5,520
  Bouygues SA                                  177,528                     5,359
  Pernod Ricard SA                              53,129                     4,907
  European Aeronautic Defence
    and Space Co.                              322,337                     4,827
  Castorama Dubois
    Investissements SA                          80,290                     4,471
  Essilor International SA                     106,813                     4,346
  Sodexho Alliance SA                          108,971                     4,222
  Vinci SA                                      61,778                     3,952
  Societe Television Francaise 1               131,629                     3,748
  Pechiney SA A Shares                          73,366                     3,550
  Altran Technologies SA                        67,557                     3,531
  Etablissements Economiques du
    Casino Guichard-Perrachon SA                42,935                     3,455
  Valeo SA                                      76,043                     3,255
  Alstom                                       239,177                     3,101
* Thomson Multimedia                           112,068                     3,065
  Publicis Groupe SA                            91,065                     2,782
  Unibail (Union du Credit-Bail
    Immobilier)                                 46,764                     2,749
  Thales SA                                     71,270                     2,723
  Technip-Coflexip SA                           17,267                     2,437
* Business Objects SA                           69,953                     2,326
  Dassault Systemes SA                          47,999                     2,156
  Societe BIC SA                                48,830                     1,910
* Atos Origin                                   22,501                     1,642
  Air France                                    82,811                     1,495
  Zodiac SA                                     41,304                     1,038
  Imerys                                         8,093                       960
  Sagem SA                                      14,525                       831
* Club Mediterranee SA                          19,701                       797
                                                                       ---------
                                                                         663,380
                                                                       ---------
Germany (9.5%)
  Siemens AG                                   971,092                    59,073
  Allianz AG                                   168,328                    39,656

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
EUROPEAN STOCK INDEX FUND                       Shares                     (000)
--------------------------------------------------------------------------------
  Deutsche Bank AG                             572,388                   $37,960
  E.On AG                                      677,782                    35,306
  SAP AG                                       235,905                    30,739
  DaimlerChrysler AG
    (Registered)                               654,327                    30,352
  Deutsche Telekom AG                        2,173,864                    28,873
* BASF AG                                      623,245                    26,704
  Bayer AG                                     793,017                    25,989
  Muenchener
    Rueckversicherungs-
    Gesellschaft AG (Registered)                93,186                    23,092
  RWE AG                                       396,420                    15,002
  DaimlerChrysler AG                           327,337                    14,940
  Bayerische Hypo-und
    Vereinsbank AG                             419,303                    14,716
  Volkswagen AG                                292,833                    14,505
  Schering AG                                  205,533                    12,529
* Infineon Technologies AG                     356,950                     6,497
  ThyssenKrupp AG                              380,355                     5,754
  Deutsche Post AG                             365,300                     4,957
  Beiersdorf AG                                 40,025                     4,851
  Metro AG                                     147,032                     4,710
  Linde AG                                      96,191                     4,702
  Altana AG                                     80,050                     4,528
  Preussag AG                                  158,344                     4,337
  Porsche AG                                     9,050                     4,041
  Volkswagen AG Pfd.                           121,929                     3,932
  MLP AG                                        58,400                     3,442
  Adidas-Salomon AG                             48,568                     3,291
  Deutsche Lufthansa AG                        203,911                     3,155
  Fresenius Medical Care AG                     49,154                     2,917
  Man AG                                       102,338                     2,429
* EPCOS AG                                      55,795                     2,266
  Continental AG                               120,390                     2,034
* Qiagen NV                                    135,258                     1,746
  Merck KGaA                                    55,601                     1,651
  Wella AG                                      25,930                     1,568
  Heidelberger Zement AG                        31,438                     1,557
* WCM Beteiligungs-und
    Grundbesitz AG                             165,644                     1,537
  Deutsche Boerse AG                            34,000                     1,513
  Karstadt Quelle AG                            48,881                     1,487
  RWE AG Pfd.                                   45,694                     1,402
  Gehe AG                                       32,304                     1,354
  Buderus AG                                    42,343                     1,021
  Kamps AG                                      84,224                       941
  Aixtron AG                                    57,150                       901
  Hugo Boss AG Pfd.                             38,340                       900
  ProSieben Sat.1 Media AG                      92,991                       881
  Fresenius Medical Care AG Pfd.                17,300                       756
* SGL Carbon AG                                 21,084                       473
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Man AG Pfd.                                   20,644                      $414
  Douglas Holding AG                            16,552                       399
  Software AG                                   19,450                       234
                                                                       ---------
                                                                         498,014
                                                                       ---------
Greece (0.4%)
  Hellenic Telecommunication
    Organization SA                            296,800                     4,589
  National Bank of Greece SA                   210,360                     3,833
  Alpha Credit Bank SA                         165,980                     2,261
  EFG Eurobank Ergasias                        178,629                     2,109
  Commercial Bank of Greece SA                  77,260                     1,664
  Coca-Cola Hellenic
    Bottling Co. SA                            105,400                     1,447
  Titan Cement Co. SA                           31,300                     1,128
  Vodafone-Panafon SA                          209,110                     1,063
* Bank of Piraeus                              131,510                       813
  Viohalco, Hellenic Copper &
    Aluminum Industry SA                        95,100                       583
  Intracom SA                                   68,280                       557
  Hellenic Petroleum SA                         92,100                       470
  Hellenic Technodomiki SA                      68,700                       378
  Aluminum of Greece SA                         10,900                       344
  Papastratos Cigarettes Co. SA                 22,300                       336
  Technical Olympic SA                          93,299                       308
  Folli-Follie SA                               12,497                       225
  M. J. Maillis SA                              42,000                       224
* Attica Enterprises SA                         68,600                       213
  Athens Water Supply and
    Sewage Co. SA                               36,900                       186
  Hellenic Duty Free Shops SA                   25,300                       159
  Lambrakis Press SA                            34,940                       105
  Fourlis SA                                    27,598                        86
                                                                       ---------
                                                                          23,081
                                                                       ---------
Ireland (1.1%)
  Bank of Ireland                            1,149,673                    13,364
  Allied Irish Banks PLC                     1,011,421                    13,351
  CRH PLC                                      592,099                    10,270
  Irish Life & Permanent PLC                   312,124                     4,247
* Elan Corp. PLC                               334,379                     3,781
  Jefferson Smurfit Group PLC                1,108,825                     2,658
* Ryanair Holdings PLC                         471,769                     2,559
  Kerry Group PLC A Shares                     171,957                     2,371
  DCC PLC                                       88,352                     1,055
* Independent News & Media PLC                 530,187                     1,003
  Green Property PLC                            94,144                       730
  Greencore Group PLC                          233,326                       687
* Elan Corp. PLC ADR                            45,229                       537
* Waterford Wedgwood PLC                       816,839                       530
* IONA Technologies PLC                         23,872                       285
* IONA Technologies PLC ADR                      3,389                        41
                                                                       ---------
                                                                          57,469
                                                                       ---------
18

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
Italy (5.1%)
  ENI SpA                                    3,214,335                   $49,383
  Assicurazioni Generali SpA                 1,170,448                    28,286
  Telecom Italia SpA                         2,722,311                    21,660
  Telecom Italia Mobile SpA                  4,356,915                    19,041
  Unicredito Italiano SpA                    3,526,751                    16,366
  ENEL SpA                                   2,446,975                    14,530
* IntesaBCI SpA                              4,033,010                    13,046
  STcom Italia SpA Risp.                     2,358,064                    12,642
  San Paolo-IMI SpA                            958,846                    10,688
  Autostrade-Concessioni e
    Costruzioni Autostrade SpA                 945,755                     7,687
  Mediobanca Banca di Credito
    Finanziaria SpA                            615,050                     6,296
  Mediaset SpA                                 668,793                     5,604
  Riunione Adriatica di
    Sicurta SpA                                405,903                     5,267
  Alleanza Assicurazioni SpA                   520,900                     5,046
* Seat Pagine Gialle SpA                     5,731,302                     4,385
  Banca Nazionale del
    Lavoro SpA                               1,749,150                     3,980
  Fiat SpA                                     285,519                     3,370
  Luxottica Group SpA                          152,900                     3,125
  Banca Monte dei Paschi di
    Siena SpA                                  853,050                     2,790
  Banca di Roma SpA                            984,412                     2,679
  Bipop-Carire SpA                           1,470,911                     2,631
  Banca Fideuram SpA                           302,350                     2,310
* IntesaBCI SpA
    Non-Convertible Risp.                      949,874                     2,272
  Italgas SpA                                  207,323                     2,075
  Mediolanum SpA                               240,950                     2,063
  Pirelli SpA                                1,218,985                     1,801
  Parmalat Finanziaria SpA                     506,403                     1,780
  Banca Popolare di Milano SpA                 405,308                     1,775
  Autogrill SpA                                140,166                     1,655
  Benetton Group SpA                            96,808                     1,365
* Tiscali SpA                                  171,027                     1,311
  Bulgari SpA                                  163,105                     1,268
  Mondadori (Arnoldo)
    Editore SpA                                161,626                     1,267
  Italcementi SpA                              123,504                     1,191
  Snia SpA                                     582,744                     1,118
  Fiat SpA Pfd.                                114,275                       978
  Gruppo Editoriale
    L'Espresso SpA                             221,075                       857
  Fiat SpA Risp.                                87,057                       741
  La Rinascente SpA                            182,535                       666
* Alitalia SpA                                 913,517                       641
  ACEA SpA                                      98,400                       611
* e.Biscom SpA                                  10,478                       397
                                                                       ---------
                                                                         266,644
                                                                       ---------
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
Netherlands (8.6%)
  Royal Dutch Petroleum Co.                  2,415,708                  $127,991
  ING Groep NV                               1,924,685                    50,814
  Koninklijke (Royal) Philips
    Electronics NV                           1,467,049                    45,302
  Unilever NV                                  657,227                    42,343
  ABN-AMRO Holding NV                        1,594,121                    31,601
  Aegon NV                                     898,125                    20,637
  Koninklijke Ahold NV                         733,930                    18,352
  STMicroelectronics NV                        569,119                    17,692
  Akzo Nobel NV                                323,139                    13,892
  Heineken NV                                  228,111                    10,277
* ASML Holding NV                              443,593                    10,073
  Reed Elsevier NV                             715,062                     9,923
  TPG NV                                       385,258                     8,349
* Koninklijke KPN NV                         1,746,540                     7,916
  Verenigde Nederlandse
    Uitgeversbedrijven NV                      229,353                     6,923
  Wolters Kluwer NV                            308,048                     6,245
  Koninklijke Numico NV                        158,755                     4,098
  Aegon NV ARS                                 162,949                     3,793
  Hagemeyer NV                                 118,905                     2,352
  IHC Caland NV                                 31,990                     1,797
  Vedior NV                                    127,594                     1,767
* Buhrmann NV                                  115,083                     1,474
  Koninklijke Vendex KBB NV                     93,455                     1,263
  Oce NV                                        97,146                     1,204
* Getronics NV                                 346,413                       971
* ASML Holding NV (New York)                    38,580                       861
  KLM Royal Dutch Airlines NV                   40,003                       615
                                                                       ---------
                                                                         448,525
                                                                       ---------
Norway (0.7%)
  Norsk Hydro ASA                              176,522                     8,683
* Statoil ASA                                  486,850                     4,141
  Orkla ASA                                    212,719                     3,872
  DNB Holding ASA                              530,684                     2,803
  Telenor ASA                                  522,982                     2,066
  Norske Skogindustrier ASA                    113,764                     2,023
* Storebrand ASA                               270,130                     1,562
  Gjensidige Nor Sparebank                      43,900                     1,562
* Tandberg ASA                                 125,812                     1,519
  Tomra Systems ASA                            190,660                     1,452
  Bergesen D.Y. ASA A Shares                    47,289                       990
  Elkem ASA                                     44,126                       892
  Schibsted ASA                                 66,388                       723
* Petro Geo-Services ASA                       104,218                       663
  Smedvig ASA A Shares                          66,983                       594
  Frontline Ltd.                                50,477                       552
* Kvaerner ASA                                 452,844                       450
* Pan Fish ASA                                 116,200                       270
  Bergesen D.Y. ASA B Shares                    13,506                       250
* Opticom ASA                                    7,711                       217

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
EUROPEAN STOCK INDEX FUND                       Shares                     (000)
--------------------------------------------------------------------------------
* EDB Business Partner ASA                      42,100                      $185
  Nera ASA                                     111,409                       183
* Merkantildata ASA                            164,771                       145
  Smedvig ASA B Shares                          15,440                       115
* Tandberg Television ASA                       14,100                        37
                                                                       ---------
                                                                          35,949
                                                                       ---------
Portugal (0.5%)
* Portugal Telecom SGPS SA                   1,061,663                     7,749
  Banco Comercial Portugues SA               1,300,706                     4,512
  Electricidade de Portugal SA               1,976,822                     4,079
  Banco Comercial
    Portugues SA Pfd.                           27,639                     2,034
  Banco Espirito Santo SA                      188,416                     2,010
  Brisa-Auto Estradas de
    Portugal SA                                357,256                     1,771
  Cimpor-Cimento de Portugal SA                 65,846                     1,184
  BPI-SGPS SA                                  480,695                     1,066
* Sonae SGPS SA                              1,098,787                       861
* PT Multimedia-Servicos de
    Telecomunicacoes e
    Multimedia SGPS SA                          64,517                       465
* Jeronimo Martins &
    Filho SGPS SA                               54,568                       455
* BPI-SGPS SA
    Rights Exp. 5/20/2002                      480,695                        54
                                                                       ---------
                                                                          26,240
                                                                       ---------
Spain (4.3%)
* Telefonica SA                              4,469,538                    47,845
  Banco Santander Central
    Hispano SA                               4,797,590                    44,440
  Banco Bilbao Vizcaya
    Argentaria SA                            3,471,360                    40,476
  Endesa SA                                  1,021,138                    15,642
  Repsol-YPF SA                              1,046,231                    12,849
  Iberdrola SA                                 869,499                    11,925
  Altadis SA                                   327,629                     6,920
* Telefonica SA ADR                            183,278                     5,922
  Union Fenosa SA                              295,296                     5,207
* Industria de Diseno Textil SA                247,200                     5,099
  Gas Natural SDG SA                           159,873                     3,234
  Grupo Dragados SA                            173,385                     2,836
* Terra Networks SA                            427,863                     2,826
  Acerinox SA                                   55,933                     2,142
  ACS, Actividades de
    Construccion y Servicios SA                 58,722                     1,810
* Amadeus Global Travel
    Distribution SA                            268,326                     1,787
  Autopista Concesionaria
    Espanola SA                                167,432                     1,614
  Fomento de Construc y
    Contra SA                                   56,900                     1,461
  Zeltia SA                                    158,091                     1,424
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Vallehermoso SA                              149,617                    $1,341
* NH Hoteles SA                                101,074                     1,321
  Sociedad General de
    Aguas de Barcelona SA                      101,712                     1,231
  Metrovacesa SA                                61,233                     1,098
  Sol Melia SA                                 143,062                     1,063
  Corporacion Mapfre SA                        123,131                       831
  Promotora de Informaciones SA                 79,833                       773
  Telefonica Publicdad e
    Informacion SA                             183,263                       765
* TelePizza SA                                  99,506                       128
* Puleva Biotech                                13,276                        54
                                                                       ---------
                                                                         224,064
                                                                       ---------
Sweden (2.6%)
* Telefonaktiebolaget
    LM Ericsson AB Class B                   8,512,983                    21,375
  Nordea AB                                  2,574,176                    14,656
  Hennes & Mauritz AB B Shares                 544,944                    10,819
  Svenska Handelsbanken
    AB A Shares                                625,836                     9,471
  Svenska Cellulosa AB B Shares                216,024                     7,337
  Securitas AB B Shares                        354,382                     6,587
  Sandvik AB                                   278,621                     6,454
  Electrolux AB Series B                       386,569                     6,433
  Skandinaviska Enskilda
    Banken AB A Shares                         587,042                     5,627
  Volvo AB B Shares                            257,625                     4,939
  Skandia Forsakrings AB                       979,844                     4,654
  Assa Abloy AB                                305,451                     3,954
  Telia AB                                   1,027,538                     3,200
  Swedish Match AB                             398,654                     3,143
  Atlas Copco AB A Shares                      132,569                     3,109
  Skanska AB B Shares                          419,972                     2,984
  Volvo AB A Shares                            119,303                     2,206
* Tele2 AB B Shares                            101,498                     2,079
  Atlas Copco AB B Shares                       73,761                     1,644
  SKF AB B Shares                               61,488                     1,511
  Nobel Biocare AB                              25,250                     1,492
  Gambro AB A Shares                           231,532                     1,487
  Holmen AB                                     52,300                     1,272
  SKF AB A Shares                               51,875                     1,270
  Drott AB B Shares                            105,118                     1,166
* Modern Times Group AB                         63,233                     1,132
  Trelleborg AB B Shares                       100,899                       923
  Svenska Handelsbanken
    AB B Shares                                 62,596                       917
  Svenskt Stal AB A Shares                      85,352                       905
  WM-Data AB Class B                           330,140                       736
  SAPA AB                                       41,424                       673
  Gambro AB B Shares                            91,897                       590
* SAS AB                                        79,088                       554
  OM AB                                         55,871                       514

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Hoganas AB B Shares                           22,700                      $468
  Svenskt Stal AB B Shares                      14,119                       144
                                                                       ---------
                                                                         136,425
                                                                       ---------
Switzerland (11.0%)
  Novartis AG (Registered)                   3,314,346                   139,009
  Nestle SA (Registered)                       455,267                   107,627
  UBS AG (Registered)                        1,417,828                    68,349
  Roche Holding AG                             794,781                    60,218
  Credit Suisse Group (Registered)           1,167,704                    41,624
  Swiss Re (Registered)                        336,580                    33,967
  Zurich Financial Services AG                  95,852                    22,305
* ABB Ltd.                                   1,297,953                    11,617
  Cie. Financiere Richemont AG                 473,279                    10,736
  Swisscom AG                                   27,151                     8,103
  Syngenta AG                                  117,840                     7,274
  Holcim Ltd. B Shares                          30,735                     7,114
  Adecco SA (Registered)                       107,093                     6,775
  Roche Holding AG (Bearer)                     63,157                     6,403
  Serono SA Class B                              7,557                     5,784
  CIBA Specialty Chemicals AG
    (Registered)                                72,845                     5,620
  Lonza AG (Registered)                         54,440                     3,923
  Clariant AG                                  150,418                     3,570
* Swatch Group AG (Bearer)                      35,700                     3,454
  Givaudan SA                                    8,757                     3,265
  Synthes-Stratec Inc.                           4,898                     3,035
* Swatch Group AG (Registered)                 143,420                     2,983
* Logitech International SA                     46,014                     2,141
  SGS Societe Generale de
    Surveillance Holding
    SA (Registered)                              7,345                     1,995
* UBS AG                                        35,370                     1,715
* Kudelski SA                                   34,774                     1,567
  Schindler Holding AG (Ptg. Ctf.)                 613                     1,180
* Sulzer Medica AG (Registered)                  9,566                       974
  Valora Holding AG                              4,817                       953
  Kuoni Reisen Holding AG
    (Registered)                                 2,936                       951
  Georg Fischer AG (Registered)                  3,998                       854
  Unaxis Holding AG                              7,348                       825
  Sulzer AG (Registered)                         3,949                       791
  Publigroupe SA                                 2,665                       670
  Tecan AG                                      13,806                       660
  Phonak Holding AG                             34,990                       609
  Forbo Holding AG (Registered)                  1,048                       330
  Charles Voegele Holding AG                     8,731                       318
  Ascom Holding AG                              23,306                       273
                                                                       ---------
                                                                         579,561
                                                                       ---------
United Kingdom (37.8%)
  BP PLC                                    22,338,727                   190,605
  GlaxoSmithKline PLC                        7,102,616                   171,821
  HSBC Holdings PLC                         10,237,139                   120,841
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Vodafone Group PLC                        66,560,888                  $107,427
  AstraZeneca Group PLC                      2,008,245                    94,091
  Royal Bank of Scotland
    Group PLC                                3,126,873                    89,678
  Shell Transport &
    Trading Co. PLC                         11,223,655                    79,900
  Lloyds TSB Group PLC                       6,416,155                    73,774
  Barclays PLC                               7,660,880                    67,097
  HBOS PLC                                   4,305,915                    52,208
  Diageo PLC                                 3,881,791                    51,535
* BT Group PLC                               9,976,026                    37,508
  Tesco PLC                                  8,018,666                    30,733
  Unilever PLC                               3,354,161                    30,697
  BP PLC ADR                                   575,360                    29,228
  CGNU PLC                                   2,593,288                    26,681
  Prudential PLC                             2,289,999                    24,362
  Rio Tinto PLC                              1,224,390                    22,750
  British American Tobacco PLC               1,878,612                    19,219
  Vodafone Group PLC ADR                     1,177,400                    19,074
  BG Group PLC                               4,042,718                    18,057
  Cadbury Schweppes PLC                      2,357,951                    17,886
  Compass Group PLC                          2,540,550                    15,809
  Marks & Spencer Group PLC                  2,656,580                    15,370
  Centrica PLC                               4,849,258                    14,929
  National Grid Group PLC                    2,032,138                    14,570
  Reed Elsevier PLC                          1,453,544                    14,235
  Legal & General Group PLC                  5,920,400                    13,567
  BHP Billiton PLC                           2,531,641                    13,540
  Imperial Tobacco Group PLC                   842,607                    11,935
  BAA PLC                                    1,221,854                    11,485
  Reuters Group PLC                          1,640,937                    11,478
  Lattice Group PLC                          4,085,978                    11,046
  Pearson PLC                                  915,612                    11,021
  Reckitt Benckiser PLC                        618,617                    10,953
* British Sky Broadcasting
    Group PLC                                  977,897                    10,945
  Six Continents PLC                           984,622                    10,898
  Boots Co. PLC                              1,031,941                    10,685
  GUS PLC                                    1,155,361                    10,506
  Scottish & Southern Energy PLC               986,175                     9,701
  Amvesco PLC                                  850,722                     8,939
  BAE Systems PLC                            1,753,898                     8,920
  ScottishPower PLC                          1,506,905                     8,674
  BOC Group PLC                                563,818                     8,545
  Rentokil Initial PLC                       2,141,617                     8,442
  J. Sainsbury PLC                           1,440,282                     8,396
  Land Securities PLC                          604,385                     8,394
  WPP Group PLC                                790,584                     8,387
  Cable and Wireless PLC                     3,158,594                     8,331
  Kingfisher PLC                             1,471,515                     8,224
  Amersham PLC                                 797,701                     7,690
  Smiths Group PLC                             632,813                     7,479

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
EUROPEAN STOCK INDEX FUND                       Shares                     (000)
--------------------------------------------------------------------------------
  New Dixons Group PLC                       2,212,484                    $7,327
  Royal & Sun Alliance
    Insurance Group PLC                      1,641,283                     7,223
  3i Group PLC                                 690,574                     6,964
  Wolseley PLC                                 657,779                     6,902
  Scottish & Newcastle PLC                     742,033                     6,791
  Imperial Chemical Industries PLC           1,441,430                     6,690
  Hilton Group PLC                           1,778,669                     6,642
  Invensys PLC                               3,996,000                     6,260
  United Utilities PLC                         632,883                     6,073
  Hanson PLC                                   835,985                     6,073
  Smith & Nephew PLC                         1,053,139                     5,993
  Granada PLC                                3,159,195                     5,928
  Next PLC                                     381,458                     5,784
  P & O Princess Cruises PLC                   794,932                     5,352
  Safeway PLC                                1,201,572                     5,323
  British Land Co., PLC                        588,217                     4,835
  Hays PLC                                   1,862,202                     4,674
  Severn Trent PLC                             394,978                     4,510
  Exel PLC                                     334,074                     4,284
* Canary Wharf Group PLC                       620,403                     4,252
  Bunzl PLC                                    532,376                     4,174
  WPP Group PLC ADR                             78,406                     4,151
* Corus Group PLC                            3,575,547                     4,103
  Brambles Industries PLC                      826,403                     4,095
  EMI Group PLC                                895,158                     3,966
* International Power PLC                    1,265,391                     3,854
  Johnson Matthey PLC                          247,879                     3,847
  Man Group PLC                                274,888                     3,838
  GKN PLC                                      811,228                     3,795
  Daily Mail and
    General Trust PLC                          347,745                     3,765
* ARM Holdings PLC                           1,160,436                     3,737
  The Sage Group PLC                         1,242,723                     3,586
  Capita Group PLC                             637,644                     3,547
  Rexam PLC                                    487,230                     3,547
  ScottishPower PLC ADR                        154,280                     3,513
  Signet Group PLC                           1,944,833                     3,316
  Whitbread PLC                                332,051                     3,290
  BPB PLC                                      556,000                     3,241
  Electrocomponents PLC                        488,209                     3,095
  The Peninsular & Oriental
    Steam Navigation Co.                       740,758                     3,044
  United Business Media PLC                    376,072                     2,872
  Provident Financial PLC                      274,600                     2,841
  RMC Group PLC                                297,423                     2,826
  Hammerson PLC                                317,640                     2,801
  Slough Estates PLC                           463,784                     2,785
  AWG PLC                                      321,255                     2,729
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Carlton Communications PLC                   743,986                    $2,683
  Kelda Group PLC                              443,829                     2,594
  Associated British Ports
    Holdings PLC                               377,977                     2,589
* Celltech Group PLC                           309,645                     2,563
  Tate & Lyle PLC                              493,836                     2,562
  Rank Group PLC                               595,608                     2,428
  Misys PLC                                    646,715                     2,413
  Chubb PLC                                    938,300                     2,393
  Logica PLC                                   508,541                     2,353
  British Airways PLC                          673,501                     2,319
  BBA Group PLC                                501,264                     2,283
  FirstGroup PLC                               468,341                     2,123
  Schroders PLC                                167,940                     2,058
  Pilkington PLC                             1,252,122                     2,030
  Rolls-Royce PLC                              724,939                     2,007
  Aegis Group PLC                            1,223,024                     1,952
  Barratt Developments PLC                     267,825                     1,930
  Balfour Beatty PLC                           468,807                     1,920
  Serco Group PLC                              480,092                     1,875
  Taylor Woodrow PLC                           599,134                     1,834
  George Wimpey PLC                            406,704                     1,808
* Railtrack Group PLC                          526,885                     1,804
  CMG PLC                                      698,961                     1,803
  The Berkeley Group PLC                       151,694                     1,757
  Amec PLC                                     251,668                     1,738
  Close Brothers Group PLC                     151,520                     1,722
  IMI PLC                                      393,180                     1,707
  FKI PLC                                      637,047                     1,569
  MyTravel Group PLC                           487,313                     1,545
  De La Rue Group PLC                          214,282                     1,515
  SSL International PLC                        215,528                     1,319
  Stagecoach Group PLC                       1,162,314                     1,287
  Spirent PLC                                  882,787                     1,280
  Securicor PLC                                689,540                     1,251
  Aggreko PLC                                  253,880                     1,191
  Kidde PLC                                    888,396                     1,120
  Novar PLC                                    482,784                     1,104
  Great Portland Estates PLC                   228,775                     1,020
  Amey PLC                                     266,519                       928
* BTG PLC                                      115,571                       825
  Marconi PLC                                3,348,113                       478
* Telewest Communications PLC                1,730,870                       286
  Pace Micro Technology PLC                    203,263                       267
* Marks & Spencer Group PLC
    B Shares                                     6,996                         7
                                                                       ---------
                                                                       1,980,744
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $4,778,175)                                                    5,204,139
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Face                    Market
                                                Amount                    Value*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (16.4%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.83%, 7/31/2002                           $ 3,000                    $2,987
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.92%, 5/1/2002--Note H                        842,657                   842,657
1.92%, 5/1/2002                                 14,983                    14,983
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $860,627)                                                         860,627
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (115.6%)
 (Cost $5,638,802)                                                     6,064,766
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      42,608
Security Lending Collateral Payable
to Brokers--Note H                                                     (842,657)
Other Liabilities                                                       (17,535)
                                                                       ---------
                                                                       (817,584)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $5,247,182
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 15.7%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
ARS--American Registered Share.
(Ptg. Ctf.)--Participating Certificate.
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $5,063,346
Undistributed Net Investment Income--Note G                               34,266
Accumulated Net Realized Losses--Note G                                (276,203)
Unrealized Appreciation (Depreciation)--Note F
Investment Securities                                                    425,964
Futures Contracts                                                        (1,239)
Foreign Currencies and
  Forward Currency Contracts                                               1,048
--------------------------------------------------------------------------------
NET ASSETS                                                            $5,247,182
================================================================================
Investor Shares--Net Assets
Applicable to 223,927,123 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                            $4,503,639
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                         $20.11
================================================================================
Admiral Shares--Net Assets
Applicable to 8,383,152 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                              $395,779
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                          $47.21
================================================================================
Institutional Shares--Net Assets
Applicable to 17,283,228 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                              $347,764
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                    $20.12
================================================================================

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
PACIFIC STOCK INDEX FUND                        Shares                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.5%)(1)
--------------------------------------------------------------------------------
Australia (14.7%)
  National Australia Bank Ltd.               1,538,967                   $28,715
  Commonwealth Bank
    of Australia                             1,240,953                    21,889
  BHP Billiton Ltd.                          3,676,368                    21,319
  Westpac Banking Corp., Ltd.                1,735,045                    15,129
  Australia & New Zealand
    Bank Group Ltd.                          1,401,795                    14,286
  AMP Ltd.                                   1,111,177                    10,972
  News Corp. Ltd. Pfd.                       1,905,459                    10,497
  News Corp. Ltd.                            1,455,347                     9,502
  Woolworths Ltd.                            1,028,811                     7,253
  Rio Tinto Ltd.                               307,881                     5,968
  Telstra Corp. Ltd.                         2,171,448                     5,935
  Wesfarmers Ltd.                              358,576                     5,479
  WMC Ltd.                                   1,093,908                     5,410
  Brambles Industries Ltd.                     950,496                     5,135
  Foster's Group Ltd.                        2,018,259                     5,126
  Westfield Trust (Units)                    2,014,405                     3,623
  Westfield Holdings Ltd.                      416,052                     3,604
  Coles Myer Ltd.                              876,114                     3,585
  Macquarie Bank Ltd.                          194,359                     3,402
  Woodside Petroleum Ltd.                      462,096                     3,357
  CSL Ltd.                                     157,156                     3,296
  CSR Ltd.                                     933,164                     3,056
  General Property Trust                     1,872,771                     2,765
  Lend Lease Corp.                             431,460                     2,694
  Macquarie Infrastucture Group              1,509,030                     2,682
  Suncorp-Metway Ltd.                          386,257                     2,607
  Amcor Ltd.                                   650,095                     2,587
  Insurance Australia Group Ltd.             1,394,369                     2,501
  QBE Insurance Group Ltd.                     546,404                     2,145
  Southcorp Ltd.                               624,460                     1,948
  Santos Ltd.                                  605,510                     1,908
  Australian Gas Light Co., Ltd.               362,739                     1,878
  Stockland Trust Group Ltd.                   767,596                     1,809
  Mayne Group Ltd.                             788,157                     1,557
  Coca-Cola Amatil Ltd.                        436,599                     1,407
  James Hardie Industries NV                   401,940                     1,351
  M.I.M. Holdings Ltd.                       1,985,716                     1,333
  Mirvac Group                                 599,542                     1,304
  Harvey Norman Holdings Ltd.                  685,595                     1,200
  Orica Ltd.                                   268,815                     1,184
  Origin Energy Ltd.                           656,697                     1,135
  Boral Ltd.                                   545,550                     1,084
  Cochlear Ltd.                                 51,463                     1,064
  Transurban Group                             433,023                     1,000
  Newcrest Mining Ltd.                         277,427                       953
  John Fairfax Holdings Ltd.                   478,494                       915
  Tabcorp Holdings Ltd.                        141,089                       913
  Paperlinx Ltd.                               317,850                       894
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Leighton Holdings Ltd.                       147,611                      $828
  BRL Hardy Ltd.                               156,705                       816
  Aristocrat Leisure Ltd.                      268,985                       794
  Goodman Fielder Ltd.                         939,685                       792
  Deutsche Office Trust                      1,096,402                       759
  Tab Ltd.                                     494,142                       756
  Australian Stock Exchange Ltd.                97,528                       706
  BT Office Trust                              833,102                       680
  Sonic Healthcare Ltd.                        219,559                       674
  Publishing & Broadcasting Ltd.               123,447                       601
  AMP Diversified Property Ltd.                412,045                       560
  Gandel Retail Trust                          902,883                       558
  Computershare Ltd.                           375,088                       526
  Futuris Corp., Ltd.                          570,244                       514
  Ansell Ltd.                                  140,902                       488
  Colonial First State Property
    Trust Group                                397,958                       457
  Sons of Gwalia Ltd.                          135,406                       438
  Iluka Resources Ltd.                         173,006                       423
  OneSteel Ltd.                                482,822                       350
  David Jones Ltd.                             325,896                       210
  Energy Developments Ltd.                      77,445                       157
  ERG Ltd.                                     752,963                        91
                                                                       ---------
                                                                         251,534
                                                                       ---------
Hong Kong (6.2%)
  Hutchison Whampoa Ltd.                     2,119,100                    18,612
  Cheung Kong Holdings Ltd.                  1,499,000                    14,271
  Sun Hung Kai Properties Ltd.               1,313,400                    11,451
  Hang Seng Bank Ltd.                          758,346                     8,678
  CLP Holdings Ltd.                          1,830,999                     7,184
  Swire Pacific Ltd. A Shares                  932,500                     5,584
  Hong Kong Electric Holdings Ltd.           1,371,000                     5,203
  Hong Kong & China Gas Co., Ltd.            3,726,551                     4,659
  Wharf Holdings Ltd.                        1,217,314                     3,262
  Henderson Land
    Development Co. Ltd.                       597,000                     2,909
  Bank of East Asia Ltd.                     1,327,133                     2,782
  Li & Fung Ltd.                             1,568,000                     2,513
  Johnson Electric Holdings Ltd.             1,646,000                     2,490
* Pacific Century Cyberworks Ltd.            8,913,846                     2,286
  MTR Corp. Ltd.                             1,250,000                     1,907
  Hong Kong Exchanges &
    Clearing Ltd.                            1,035,000                     1,845
  Cathay Pacific Airways Ltd.                  976,000                     1,689
  Hang Lung Properties Ltd.                  1,121,500                     1,259
  New World
    Development Co., Ltd.                    1,377,797                     1,157
  Television Broadcasts Ltd.                   204,000                     1,007
  Esprit Holdings Ltd.                         501,000                       964
  Shangri-La Asia Ltd.                         994,744                       957
  Giordano International Ltd.                1,437,108                       917
  Cheung Kong Infrastructure
    Holdings Ltd.                              456,000                       719

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Hysan Development Co., Ltd.                  627,211                      $708
  SCMP Group Ltd.                            1,036,000                       677
* Sino Land Co. Ltd.                         1,323,600                       573
  ASM Pacific Technology Ltd.                  161,000                       427
                                                                       ---------
                                                                         106,690
                                                                       ---------
Japan (74.0%)
  Toyota Motor Corp.                         2,138,000                    58,926
  Sony Corp.                                   812,138                    44,128
*(3)NTT DoCoMo, Inc.                            13,412                    34,536
  Takeda Chemical Industries Ltd.              742,000                    32,838
  Canon, Inc.                                  817,000                    31,654
  Honda Motor Co., Ltd.                        570,200                    25,863
  Matsushita Electric
    Industrial Co., Ltd.                     1,833,000                    24,827
  Nomura Holdings Inc.                       1,735,000                    24,456
  Mitsubishi Tokyo
    Financial Group Inc.                         3,395                    23,502
  Tokyo Electric Power Co., Inc.             1,128,000                    20,785
  Hitachi Ltd.                               2,451,000                    18,355
  Nissan Motor Co., Ltd.                     2,200,000                    17,116
  Ito-Yokado Co., Ltd.                         328,000                    16,350
  Rohm Co., Ltd.                               104,800                    15,804
  Shin-Etsu Chemical Co., Ltd.                 351,700                    14,651
  Murata Manufacturing Co., Ltd.               227,100                    14,539
  Seven Eleven Japan Co. Ltd.                  364,000                    13,787
  Sumitomo Mitsui Banking Corp.              3,059,008                    13,778
  Fuji Photo Film Co., Ltd.                    428,000                    13,751
  Nintendo Co., Ltd.                            90,000                    12,757
* Toshiba Corp.                              2,673,000                    12,608
  Fujitsu Ltd.                               1,552,000                    12,466
  Nippon Telegraph and
    Telephone Corp.                              3,111                    12,372
  East Japan Railway Co.                         2,737                    11,703
  Sharp Corp.                                  817,000                    11,458
  Ricoh Co.                                    580,000                    10,939
  NEC Corp.                                  1,379,000                    10,750
  Tokyo Electron Ltd.                          146,330                    10,647
  Kao Corp.                                    530,000                    10,476
  Mizuho Holdings, Inc.                          4,904                    10,350
  Kyocera Corp.                                148,400                    10,213
  Secom Co., Ltd.                              193,000                     9,605
  Kansai Electric Power Co., Inc.              667,500                     9,199
  NTT DoCoMo, Inc.                               3,551                     9,088
  Mitsubishi Heavy
    Industries Ltd.                          2,816,000                     9,025
  Bridgestone Corp.                            630,500                     8,992
  Chuba Electric Power                         576,100                     8,773
  Yamanouchi
    Pharmaceuticals Co., Ltd.                  302,000                     8,418
* Millea Holdings, Inc.                          1,047                     8,245
  Nippon Steel Corp.                         5,338,000                     8,238
  Daiwa Securities Group Inc.                1,172,000                     8,131
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Denso Corp.                                  488,700                    $8,005
  Hoya Corp.                                   102,400                     7,709
  Dai-Nippon Printing Co., Ltd.                594,000                     7,568
  Mitsubishi Corp.                             995,000                     7,545
* Mitsubishi Electric Corp.                  1,572,000                     7,402
  Mitsui & Co., Ltd.                         1,155,000                     7,385
  Sanyo Electric Co., Ltd.                   1,464,000                     6,814
  Toppan Printing Co., Ltd.                    614,000                     6,281
  Orix Corp.                                    74,300                     6,231
  Yamato Transport Co., Ltd.                   359,000                     6,163
  TDK Corp.                                    109,900                     6,058
  Eisai Co., Ltd.                              232,000                     6,029
  Mitsubishi Estate Co., Ltd.                  823,000                     6,027
  Tokyo Gas Co., Ltd.                        2,475,000                     5,984
  Nippon Mitsubishi Oil Corp.                1,340,600                     5,933
  Fanuc Co., Ltd.                              104,100                     5,837
  Keyence Corp.                                 28,400                     5,813
  Nikko Securities Co., Ltd.                 1,263,000                     5,768
* UFJ Holdings Inc.                              2,302                     5,764
  Mitsui Sumitomo
    Insurance Co., Ltd.                      1,152,530                     5,736
  NTT Data Corp.                                 1,228                     5,541
  Fujisawa Pharmaceutical Co., Ltd.            224,000                     5,539
  SMC Corp.                                     45,600                     5,523
  Central Japan Railway Co.                        950                     5,483
  Ajinomoto Co., Inc.                          544,000                     5,479
  Aeon Co., Ltd.                               209,000                     5,464
  Acom Co., Ltd.                                70,800                     5,464
  Mitsui Fudosan Co., Ltd.                     679,000                     5,389
  Asahi Glass Co., Ltd.                        749,000                     5,373
  Takefuji Corp.                                71,310                     5,211
  Kirin Brewery Co., Ltd.                      674,000                     5,164
  Tohoku Electric Power Co., Inc.              417,100                     5,117
  Advantest Corp.                               68,400                     4,983
  Kyushu Electric Power Co., Inc.              364,300                     4,908
  Sankyo Co., Ltd.                             308,000                     4,742
  Asahi Kasei Corp.                          1,203,000                     4,642
  Nippon Unipac Holding                            793                     4,583
* Kinki Nippon Railway Co., Ltd.             1,393,150                     4,410
  Daiichi Pharmaceutical Co., Ltd.             223,000                     4,399
  Japan Tobacco, Inc.                              688                     4,220
  Sumitomo Chemical Co., Ltd.                  970,000                     4,148
  Osaka Gas Co., Ltd.                        1,894,000                     4,147
  Nitto Denko Corp.                            117,900                     3,927
  Yasuda Fire & Marine
    Insurance Co., Ltd.                        697,000                     3,924
  Sumitomo Trust &
    Banking Co., Ltd.                          851,000                     3,860
  Sumitomo Corp.                               624,000                     3,852
  OJI Paper Co., Ltd.                          777,000                     3,830
  Marui Co., Ltd.                              307,000                     3,825
  Itochu Corp.                               1,183,000                     3,819

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
PACIFIC STOCK INDEX FUND                        Shares                     (000)
--------------------------------------------------------------------------------
  West Japan Railway Co.                           972                    $3,804
  Shionogi & Co., Ltd.                         256,000                     3,786
  Shizuoka Bank Ltd.                           611,000                     3,762
  Sumitomo Electric Industries Ltd.            515,000                     3,711
  Shiseido Co., Ltd.                           328,000                     3,680
* Mitsubishi Chemical Corp.                  1,497,000                     3,666
  Promise Co., Ltd.                             66,800                     3,561
  Asahi Breweries Ltd.                         373,000                     3,475
  Toray Industries, Inc.                     1,172,000                     3,424
  Tostem Inax Holding Corp.                    242,408                     3,397
  Omron Corp.                                  212,000                     3,225
  Sekisui House Ltd.                           461,000                     3,205
  Nippon Express Co., Ltd.                     723,000                     3,183
  Bank of Yokohama Ltd.                        890,000                     3,139
  Matsushita Communication
    Industrial Co., Ltd.                        81,700                     3,139
  Nikon Corp.                                  234,000                     3,090
  Komatsu Ltd.                                 842,000                     3,083
  Nippon Yusen Kabushiki
    Kaisha Co.                                 904,000                     3,046
  Tokyu Corp.                                  868,000                     2,912
  Oriental Land Co., Ltd.                       43,200                     2,875
  Aiful Corp.                                   40,800                     2,862
  Daikin Industries Ltd.                       155,000                     2,844
  Matsushita Electric Works, Ltd.              382,000                     2,819
  Daiwa House Industry Co., Ltd.               431,000                     2,783
  Pioneer Corp.                                139,200                     2,779
  Mabuchi Motor Co., Ltd.                       27,300                     2,705
  Credit Saison Co., Ltd.                      113,600                     2,702
  Teijin Ltd.                                  750,000                     2,699
  Kubota Corp.                                 885,000                     2,697
  Taisho Pharmaceutical Co.                    164,000                     2,673
  Mitsui Chemicals, Inc.                       542,000                     2,612
* Daiwa Bank Holdings Inc.                   3,879,000                     2,535
  Softbank Corp.                               163,100                     2,504
  Terumo Corp.                                 165,800                     2,479
* Kawasaki Steel Corp.                       2,163,000                     2,453
* NKK Corp.                                  2,837,000                     2,390
  Chugai Pharmaceutical Co., Ltd.              197,000                     2,380
  Kuraray Co., Ltd.                            356,000                     2,341
* Trend Micro Inc.                              84,000                     2,289
  Keio Electric Railway Co., Ltd.              516,000                     2,267
  Olympus Optical Co., Ltd.                    167,000                     2,193
  Toyoda Automatic Loom
    Works Ltd.                                 134,500                     2,187
  Hirose Electric Co., Ltd.                     26,800                     2,121
  Nidec Corp.                                   31,000                     2,090
  Konami Corp.                                  81,600                     2,082
  TonenGeneral Sekiyu K.K.                     270,000                     2,061
  Minebea Co., Ltd.                            308,000                     2,037
  Alps Electric Co., Ltd.                      149,000                     2,025
  Furukawa Electric Co., Ltd.                  421,000                     1,970
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Chiba Bank Ltd.                              614,000                    $1,948
  Sumitomo Metal Mining Co.                    440,000                     1,943
  NGK Insulators Ltd.                          262,000                     1,933
  Mitsui Mining &
    Smelting Co., Ltd.                         512,000                     1,919
* Sega Corp.                                    84,300                     1,912
  Yamada Denki Co., Ltd.                        24,500                     1,906
  Joyo Bank Ltd.                               709,000                     1,871
  CSK Corp.                                     61,500                     1,854
  Toyo Seikan Kaisha Ltd.                      138,000                     1,848
* Tobu Railway Co., Ltd.                       676,000                     1,826
  Taiyo Yuden Co., Ltd.                         99,000                     1,824
* Ishikawajima-Harima Heavy
    Industries Co.                           1,092,000                     1,797
  Kajima Corp.                                 712,000                     1,794
  NSK Ltd.                                     407,000                     1,789
  Banyu Pharmaceutical Co.                     130,000                     1,758
  THK Co., Inc.                                 86,300                     1,733
* Mitsubishi Materials Corp.                   858,000                     1,710
  Yokogawa Electric Corp.                      203,000                     1,704
  Skylark Co., Ltd.                             84,000                     1,704
  Sumitomo Realty &
    Development Co.                            333,000                     1,675
  Bank of Fukuoka, Ltd.                        488,000                     1,637
  Oracle Corp. Japan                            30,500                     1,633
  Shimizu Corp.                                506,000                     1,630
  Citizen Watch Co., Ltd.                      257,000                     1,599
  Nippon Meat Packers, Inc.                    156,000                     1,587
  Ohbayashi Corp.                              596,000                     1,581
* Japan Air Lines Co., Ltd.                    562,000                     1,571
  Kyowa Hakko Kogyo Co.                        272,000                     1,570
  Konica Corp.                                 240,000                     1,555
  Keihin Electric Express
    Railway Co., Ltd.                          374,000                     1,543
  Fast Retailing Co., Ltd.                      57,100                     1,538
  Taisei Corp.                                 752,000                     1,522
  Isetan Co., Ltd.                             151,000                     1,488
  Mitsubishi Rayon Co., Ltd.                   491,000                     1,461
  Taiheiyo Cement Corp.                        733,000                     1,437
  Kaneka Corp.                                 204,000                     1,430
  Toho Co., Ltd.                               123,100                     1,423
  Ebara Corp.                                  233,000                     1,413
  Yakult Honsha Co., Ltd.                      138,000                     1,411
  Fuji Television Network, Inc.                    239                     1,392
  Benesse Corp.                                 62,100                     1,389
  Gunma Bank Ltd.                              325,000                     1,387
  Tosoh Corp.                                  468,000                     1,382
* All Nippon Airways Co., Ltd.                 481,000                     1,379
  Ushio Inc.                                   101,000                     1,368
  Uny Co., Ltd.                                126,000                     1,367
  Nissin Food Products Co., Ltd.                74,800                     1,367
  JGC Corp.                                    189,000                     1,347

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Takashimaya Co., Ltd.                        233,000                    $1,343
  Mitsui OSK Lines Ltd.                        641,000                     1,323
  Fujikura Ltd.                                303,000                     1,312
* Kawasaki Heavy Industries Ltd.             1,163,000                     1,300
  JSR Corp.                                    161,000                     1,279
  Toto Ltd.                                    286,000                     1,259
* Showa Denko K.K.                             772,000                     1,228
  77 Bank Ltd.                                 311,000                     1,224
  Daito Trust Construction Co., Ltd.            80,800                     1,209
  FamilyMart Co., Ltd.                          56,600                     1,208
* Oki Electric Industry Co. Ltd.               490,000                     1,204
  Takara Holdings Inc.                         159,000                     1,203
  Stanley Electric Co.                         134,000                     1,194
* Dai-Nippon Ink & Chemicals, Inc.             604,000                     1,189
  Aeon Credit Service Co. Ltd.                  19,900                     1,186
* Sumitomo Metal Industries Ltd.             2,881,000                     1,180
  Lawson Inc.                                   41,800                     1,169
  Yamaha Corp.                                 152,000                     1,158
  Japan Energy Corp.                           794,000                     1,145
  Sumitomo Bakelite Co. Ltd.                   147,000                     1,134
  Sekisui Chemical Co.                         394,000                     1,120
  Uni-Charm Corp.                               41,900                     1,112
  Kurita Water Industries Ltd.                  91,000                     1,090
  Aderans Co. Ltd.                              34,400                     1,078
  Fuji Electric Co., Ltd.                      425,000                     1,078
  Itochu Techno-Science Corp.                   27,400                     1,075
  Mitsumi Electric Co., Ltd.                    63,400                     1,074
  Denki Kagaku Kogyo K.K.                      385,000                     1,067
  Shimamura Co., Ltd.                           15,000                     1,052
  Bellsystem24, Inc.                             2,960                     1,041
  Fuji Soft ABC Inc.                            28,400                     1,037
  Meiji Seika Kaisha Ltd.                      283,000                     1,027
  Amada Co., Ltd.                              183,000                     1,016
  Mitsukoshi Ltd.                              343,000                     1,005
* Ube Industries Ltd.                          744,000                       967
  Nippon Sheet Glass Co., Ltd.                 263,000                       963
  Nisshin Seifun Group Inc.                    154,000                       962
  NGK Spark Plug Co.                           110,000                       947
  NTN Corp.                                    388,000                       947
  Shimano, Inc.                                 68,900                       926
  Obic Co., Ltd.                                 4,800                       926
  Meitec Corp.                                  32,000                       912
  Capcom Co., Ltd.                              30,000                       907
  Daimaru, Inc.                                199,000                       897
* Hokuriku Bank Ltd.                           614,000                       895
  Onward Kashiyama Co., Ltd.                    92,000                       864
* Ashikaga Bank Ltd.                           726,000                       863
  Dowa Mining Co. Ltd.                         189,000                       848
  World Co., Ltd.                               32,200                       837
  Teikoku Oil Co., Ltd.                        203,000                       834
  Nissan Chemical Industries, Ltd.             146,000                       830
* Marubeni Corp.                             1,145,000                       820
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Casio Computer Co.                           176,000                      $820
  Ito En, Ltd.                                  24,100                       820
* Mitsui Engineering &
    Shipbuilding Co., Ltd.                     657,000                       817
  Mitsui Trust Holding Inc.                    560,400                       816
  Toyobo Co., Ltd.                             551,000                       794
  Yamaha Motor Co., Ltd.                       106,000                       793
  Susuken Co., Ltd.                             39,300                       776
  Kikkoman Corp.                               138,000                       773
  Q.P. Corp.                                    96,000                       763
  The Suruga Bank, Ltd.                        193,000                       761
* Kanebo Ltd.                                  437,000                       757
  Nippon System
    Development Co., Ltd.                       19,000                       751
  Showa Shell Sekiyu K.K.                      121,000                       748
  Hitachi Cable Ltd.                           156,000                       737
  Kokuyo Co., Ltd.                              75,000                       732
  Namco Ltd.                                    35,600                       729
* Dai-Nippon Screen
    Manufacturing Co., Ltd.                    148,000                       728
  Mitsubishi Logistics Corp.                    99,000                       724
  Coca-Cola West Japan Co. Ltd.                 40,500                       724
* Seiyu Ltd.                                   156,000                       724
  Nichirei Corp.                               247,000                       722
  Daicel Chemical Industries Ltd.              241,000                       714
  Hankyu Department Stores, Inc.               103,000                       704
  Saizeriya Co., Ltd.                           21,500                       703
  Hitachi Software
    Engineering Co., Ltd.                       17,600                       695
  Tokyo Broadcasting System, Inc.               32,000                       688
  Toyoda Gosei Co., Ltd.                        52,400                       676
  Asatsu-DK Inc.                                28,900                       669
  Shimachu Co.                                  42,200                       658
  Makita Corp.                                  98,000                       651
  Tokyo Style Co.                               72,000                       651
  Komori Corp.                                  50,000                       648
  Sapporo Breweries Ltd.                       238,000                       643
  Yamazaki Baking Co., Ltd.                    114,000                       637
  Katokichi Co., Ltd.                           40,800                       636
  Mitsubishi Gas Chemical Co.                  318,000                       631
  Anritsu Corp.                                 78,000                       628
  Nippon Comsys Corp.                          108,000                       622
* Hino Motors, Ltd.                            227,000                       617
  Fuji Machine
    Manufacturing Co., Ltd.                     36,100                       611
  Wacoal Corp.                                  82,000                       605
  Kamigumi Co., Ltd.                           153,000                       600
  Sumitomo Osaka Cement Co., Ltd.              345,000                       589
  Nippon Shokubai Co., Ltd.                    135,000                       571
  Seino Transportation Co., Ltd.               110,000                       569
  Autobacs Seven Co., Ltd.                      25,100                       566
  Kawasaki Kisen Kaisha Ltd.                   447,000                       560

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
PACIFIC STOCK INDEX FUND                        Shares                     (000)
--------------------------------------------------------------------------------
  Nishimatsu Construction Co.                  214,000                      $558
  Nippon Sanso Corp.                           180,000                       539
  Gunze Ltd.                                   174,000                       536
  Meiji Dairies Corp.                          201,000                       534
  Kinden Corp.                                 142,000                       531
  Aoyama Trading Co., Ltd.                      54,100                       529
  Net One Systems Co., Ltd.                         79                       524
  Sumitomo Forestry Co.                         98,000                       519
  Nippon Kayaku Co., Ltd.                      123,000                       516
  Union Tool Co.                                10,000                       512
  Nisshinbo Industries, Inc.                   125,000                       512
  Paris Miki Inc.                               23,800                       511
  Mori Seiki Co., Ltd.                          59,000                       495
* Hitachi Zosen Corp.                          804,000                       468
  House Foods Industry Corp.                    54,000                       468
*(3)Net One Systems Co., Ltd.                       70                       464
  Ariake Japan Co., Ltd.                        15,600                       455
  Okumura Corp.                                176,000                       452
  Koyo Seiko Co., Ltd.                          92,000                       450
  TIS Inc.                                      20,200                       445
  Kaken Pharmaceutical Co.                      71,000                       439
* Ishihara Sangyo Kaisha Ltd.                  235,000                       435
  Avex Inc.                                     19,000                       401
  Amano Corp.                                   62,000                       400
* Sumitomo Heavy Industries Ltd.               442,000                       376
  Noritake Co., Ltd.                            95,000                       375
  Takuma Co., Ltd.                              57,000                       375
  Sanrio Co., Ltd.                              43,800                       370
  Toda Corp.                                   168,000                       364
* Daiei, Inc.                                  445,000                       337
  Trans Cosmos, Inc.                            12,600                       329
  Fujitsu Support & Service Inc.                16,200                       324
  Kyowa Exeo Corp.                              69,000                       317
  Sanden Corp.                                  98,000                       312
* Mitsubishi Paper Mills Ltd.                  183,000                       311
  Daifuku Co., Ltd.                             70,000                       277
* Snow Brand Milk Products Co.                 212,000                       244
                                                                       ---------
                                                                       1,270,733
                                                                       ---------
New Zealand (0.5%)
  Telecom Corp. of
    New Zealand Ltd.                         1,481,428                     3,195
* Fisher & Paykel Appliances
    Holdings Ltd.                              166,081                       713
  The Warehouse Group Ltd.                     214,886                       708
  Carter Holt Harvey Ltd.                      839,037                       676
  Contact Energy Ltd.                          318,429                       573
  Sky City Entertainment Group Ltd.            179,270                       493
  Auckland International Airport Ltd.          225,352                       434
  Fletcher Building Ltd.                       324,389                       411
  Fisher & Paykel
    Healthcare Corp., Ltd.                      72,440                       303
  Tower Ltd.                                   110,800                       243
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Independent Newspapers Ltd.                  105,567                      $177
* Fletcher Challenge
    Forests Ltd. Pfd.                        1,666,790                       172
* Fletcher Challenge Forests Ltd.              818,727                        81
                                                                       ---------
                                                                           8,179
                                                                       ---------
Singapore (3.1%)
  United Overseas Bank Ltd.                  1,168,767                     9,290
  DBS Group Holdings Ltd.                    1,081,061                     8,354
  Oversea-Chinese
    Banking Corp., Ltd.                        956,410                     6,863
  Singapore
    Telecommunications Ltd.                  6,214,212                     5,248
  Singapore Press Holdings Ltd.                346,155                     4,299
  Singapore Airlines Ltd.                      548,862                     4,241
  Venture Manufacturing
   (Singapore) Ltd.                            172,000                     1,614
  Singapore Technologies
    Engineering Ltd.                         1,307,407                     1,516
  City Developments Ltd.                       437,312                     1,497
* Chartered Semiconductor
    Manufacturing Ltd.                         547,000                     1,383
  Keppel Corp., Ltd.                           535,750                     1,242
  Capitaland Ltd.                            1,014,000                       974
  SembCorp Industries Ltd.                     877,419                       760
  Fraser & Neave Ltd.                          180,000                       755
  Creative Technology Ltd.                      51,750                       608
* Neptune Orient Lines Ltd.                    840,000                       519
  Datacraft Asia Ltd.                          242,000                       494
  Singapore Exchange Ltd.                      651,000                       456
* ST Assembly Test Services Ltd.               255,000                       405
  SembCorp Logistics Ltd.                      276,000                       338
  Cycle & Carriage Ltd.                        118,651                       316
  Keppel Land Ltd.                             346,000                       307
  United Overseas Land Ltd.                    288,500                       293
  Allgreen Properties Ltd.                     456,000                       272
  Overseas Union Enterprise Ltd.                71,000                       265
  Singapore Land Ltd.                          134,000                       259
  SMRT Corp. Ltd.                              586,000                       215
  SembCorp Marine Ltd.                         428,000                       215
  Haw Par Brothers
    International Ltd.                          89,000                       212
  Wing Tai Holdings Ltd.                       378,000                       179
  Parkway Holdings Ltd.                        395,640                       179
  Natsteel Ltd.                                273,000                       169
  Hotel Properties Ltd.                        199,000                       133
  GES International Ltd.                       424,800                       115
  First Capital Corp., Ltd.                    165,000                        94
                                                                       ---------
                                                                          54,079
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,158,383)                                                     1,691,215
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Face                    Market
                                                Amount                    Value*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (12.9%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.83%, 7/31/2002                           $ 2,000                    $1,991
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 5/1/2002--Note H                      201,641                   201,641
  1.92%, 5/1/2002                               17,074                    17,074
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $220,705)                                                         220,706
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (111.4%)
 (Cost $2,379,088)                                                     1,911,921
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-11.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                       9,596
Security Lending Collateral Payable
  to Brokers--Note H                                                   (201,641)
Other Liabilities                                                        (3,327)
                                                                       ---------
                                                                       (195,372)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,716,549
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 11.6%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
(3)Security to be received on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2002.
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,356,316
Undistributed Net Investment Income--Note G                                4,236
Accumulated Net Realized Losses--Note G                                (177,681)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                (467,167)
  Futures Contracts                                                          176
  Foreign Currencies and
  Forward Currency Contracts                                                 669
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,716,549
================================================================================
Investor Shares--Net Assets
Applicable to 211,346,318 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                            $1,485,222
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                          $7.03
================================================================================
Admiral Shares--Net Assets
Applicable to 2,543,708 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                              $116,937
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                          $45.97
================================================================================
Institutional Shares--Net Assets
Applicable to 16,270,410 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                              $114,390
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                     $7.03
================================================================================

--------------------------------------------------------------------------------
                                                                          Market
EMERGING MARKETS                                                          Value*
STOCK INDEX FUND                                Shares                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.5%)(1)
--------------------------------------------------------------------------------
Argentina (0.4%)
* Perez Companc SA                           1,850,660                     1,344
  Siderca SA Class A                           517,848                       862
* Molinos Rio de la Plata SA                   239,696                       460
  Telecom Argentina STET-
    France Telecom SA                          849,385                       334
* Siderar SA Class A                           216,207                       207
* Solvay Indupa S.A.I.C.                       362,538                       195
* Grupo Financiero Galicia SA                1,170,052                       164
* Irsa Inversiones y
    Representaciones SA                        292,503                       163
  Transportadora de Gas Sur SA                 554,855                       156
  BBVA Banco Frances SA                        168,070                       153
  Cresud SA                                    210,263                       138
* Acindar Industria Argentina
    de Aceros SA                               442,500                        50
  Juan Minetti SA                              198,868                        48
* Central Costanera SA                         142,100                        40
* Polledo SA                                   244,400                        40
                                                                       ---------
                                                                           4,354
                                                                       ---------
Brazil (10.7%)
  Petroleo Brasileiro SA Pfd.                  844,289                    19,525
  Petroleo Brasileiro SA                       487,862                    11,988
  Companhia de Bebidas das
    Americas Pfd.                           50,233,580                    10,351
  Banco Bradesco SA Pfd.                 1,505,272,915                     8,884
  Banco Itau SA Pfd.                       107,734,294                     8,524
* Companhia Vale do Rio
    Doce Pfd. Class A                          288,715                     7,757
  Tele Norte Leste
    Participacoes SA Pfd.                  517,349,075                     6,545
  Unibanco-Uniao de
    Bancos Brasileiros SA                   78,205,308                     3,838
  Brasil Telecom
    Participacoes SA Pfd.                  481,346,750                     3,727
* Centrais Electricas
    Brasileiras SA                         243,474,568                     3,617
  Empresa Brasileira de
    Aeronautica SA Pfd.                        617,391                     3,526
* Companhia Energetica de
    Minas Gerais Pfd.                      196,764,500                     3,097
* Centrais Electricas
    Brasileiras SA Pfd.
    B Shares                               154,245,776                     2,115
* Aracruz Celulose SA Pfd.
    B Shares                                   945,223                     2,040
* Companhia Paranaense de
    Energia-COPEL                          240,954,532                     1,733
  Gerdau SA                                119,922,500                     1,584
 -------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Companhia Brasileira de
    Distribuicao Grupo Pao
    de Acucar Pfd.                          60,773,119                    $1,414
* Telesp Celular
    Participacoes SA Pfd.                  552,052,092                     1,406
  Companhia Siderurgica
     Nacional SA                            62,044,981                     1,209
* Embratel Participacoes
    SA Pfd.                                455,543,318                     1,193
  Tele Norte Leste
    Participacoes SA                       107,482,585                     1,182
  Souza Cruz SA                                169,093                     1,160
  Tele Centro Oeste Celular
    Participacoes SA Pfd.                  538,949,437                     1,065
  Votorantim Celulose e
    Papel SA Pfd.                           24,164,476                       939
  Brasil Telecom
    Participacoes SA                       124,676,138                       913
  Usiminas-Usinas
    Siderurgicas de Minas
    Gerais SA Pfd. Class A                     228,381                       773
  Tele Celular Sul
    Participacoes SA Pfd.                  473,637,400                       591
  Telemig Celular
    Participacoes SA Pfd.                  460,281,347                       485
  Tele Nordeste Celular
    Participacoes SA Pfd.                  442,449,342                       453
  Companhia Brasileira de
    Petroleo Ipiranga Pfd.                  73,767,802                       448
  Companhia de Tecidos Norte
    de Minas Pfd.                            4,925,477                       436
  Electropaulo
    Metropolitana SA                        17,356,064                       426
* Embratel Participacoes SA                126,140,509                       422
  Tractebel Energia SA                     211,334,794                       401
  Sadia SA Pfd.                                710,438                       388
  Copene-Petroquimica SA Pfd.
    A Shares                                 1,606,756                       356
* Duratex SA Pfd.                           10,964,556                       248
* Globo Cabo SA Pfd.                         1,579,100                       247
  Bombril SA Pfd.                           32,707,931                       122
                                                                       ---------
                                                                         115,128
                                                                       ---------
China (7.6%)
* China Mobile (Hong Kong) Ltd.             10,221,500                    33,486
  Petrochina Co. Ltd.                       27,034,000                     5,511
  CITIC Pacific Ltd.                         2,402,000                     4,866
  CNOOC Ltd.                                 3,622,000                     4,783
  Legend Group Ltd.                          7,492,000                     3,026
  China Petroleum &
    Chemical Corp.                          16,450,000                     2,636

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Huaneng Power
    International, Inc. H Share              3,294,000                    $2,450
  China Resources Enterprise Ltd.            2,224,659                     2,154
  Cosco Pacific Ltd.                         2,376,000                     1,858
  China Merchants Holdings
    International Co. Ltd.                   2,294,000                     1,765
  Shanghai Industrial Holding Ltd.             775,000                     1,560
  Denway Motors Ltd.                         4,410,000                     1,315
  Zhejiang Southeast Electric
    Power Co., Ltd.                          1,496,600                     1,078
  China Everbright Ltd.                      1,550,000                       934
  Guangdong Electric Power
    Development Co., Ltd.                    1,394,100                       915
  Zhejiang Expressway Co., Ltd.              3,148,000                       908
  Yanzhou Coal Mining Co. Ltd.
    H Share                                  2,196,000                       887
* China Southern Airlines Co. Ltd.           2,554,000                       860
  China Travel International                 4,196,000                       845
  Beijing Datang Power
    Generation Co. Ltd.                      2,174,000                       843
  TCl International Holdings Ltd.            2,436,000                       734
  Sinopec Shanghai
    Petrochemical Co. Ltd.                   5,118,000                       689
  Jiangsu Expressway Co. Ltd.
    H Share                                  2,482,000                       660
  China Overseas Land &
    Investment Ltd.                          5,352,000                       645
  Beijing Enterprises Holdings Ltd.            532,000                       621
* The Guangshen Railway
    Co., Ltd.                                3,200,000                       620
  Brilliance China Automotive
    Holdings Ltd.                            3,610,000                       616
  China Shipping
    Development Co.                          2,958,000                       580
  China Eastern
    Airlines Corp. Ltd.                      3,548,000                       560
  Sinopec Yizheng Chemical
    Fibre Co., Ltd.                          3,228,000                       550
  Shandong International Power
    Development Co. Ltd.                     1,922,000                       493
* Digital China Holdings Ltd.                  921,000                       428
  Shenzhen Investment Ltd.                   1,214,000                       389
  Qingling Motors Co. Ltd.
    H Share                                  2,242,000                       374
  China Resources
    Beijing Land Ltd.                        1,926,000                       361
  Eastern
    Communications Co. Ltd.                    289,000                       312
* China Pharmaceutical Enterprise
    and Investment Corp. Ltd.                1,532,000                       226
* Jiangxi Copper Co. Ltd.                    1,588,000                       224
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
* China Aerospace
    International Ltd.                       2,759,000                      $202
* Top Glory International
    Holdings Ltd.                            3,220,000                       200
* Founder Holdings Ltd.                      1,448,000                       199
                                                                       ---------
                                                                          82,363
                                                                       ---------
Czech Republic (0.5%)
* Komercni Banka a.s.                           33,208                     1,724
  Cesky Telecom a.s.                           143,683                     1,390
  Ceske Energeticke Zavody a.s.                459,915                     1,116
* Ceska Sporitelna a.s.                         77,711                       859
  Philip Morris CR a.s.                          2,002                       489
* Unipetrol a.s.                               143,402                       123
  Severoceske Doly a.s.                          8,280                        73
                                                                       ---------
                                                                           5,774
                                                                       ---------
Hungary (1.3%)
  OTP Bank Rt.                                 552,690                     4,907
  Magyar Tavkozlesi Rt.                      1,032,775                     3,924
  MOL Magyar Olaj-es Gazipari Rt.              139,854                     2,924
  Richter Gedeon Rt.                            30,539                     1,944
  Raba Rt.                                      22,575                       140
* Pannonplast Rt.                                8,390                        79
* Zalakeramia Rt.                                5,730                        36
                                                                       ---------
                                                                          13,954
                                                                       ---------
Indonesia (1.2%)
  PT Telekomunikasi
    Indonesia Tbk                            7,650,584                     3,444
  PT Hanjaya Mandala
    Sampoerna Tbk                            5,602,500                     2,627
* PT Gudang Garam Tbk                        1,079,500                     1,325
* PT Astra International Tbk                 2,987,100                     1,249
  PT Indofood Sukses
    Makmur Tbk                               9,986,752                     1,124
  PT Indonesian
    Satellite Corp. Tbk                        810,000                     1,107
  PT Ramayana Lestari
    Sentosa Tbk                              1,021,260                       402
  PT Semen Gresik Tbk                          336,732                       368
  PT Bank Pan Indonesia Tbk                  6,174,916                       347
* PT Makindo Tbk                               928,600                       291
  PT Matahari Putra Prima Tbk                3,502,316                       282
  PT Bimantara Citra Tbk                       832,252                       272
  PT Tempo Scan Pacific Tbk                    366,956                       242
* PT Kalbe Farma Tbk                         4,841,848                       208
  PT Bhakti Investama Tbk                    3,293,000                       141
  PT Aneka Tambang Tbk                         777,300                       108
                                                                       ---------
                                                                          13,537
                                                                       ---------
Israel (3.7%)
  Teva Pharmaceutical
    Industries Ltd.                            262,495                    14,457
* Check Point Software
    Technologies Ltd.                          425,890                     7,730

--------------------------------------------------------------------------------
                                                                          Market
EMERGING MARKETS                                                          Value*
STOCK INDEX FUND                                Shares                     (000)
--------------------------------------------------------------------------------
  Bank Hapoalim Ltd.                         1,534,863                    $2,344
  Bank Leumi Le-Israel                       1,872,609                     2,317
* Orbotech Ltd.                                 67,075                     1,741
* Bezeq Israeli
    Telecommunication Corp., Ltd.            1,601,790                     1,511
  Israel Chemicals Ltd.                      1,065,267                     1,031
* IDB Development Corp. Ltd.                    49,252                       949
  Elbit Systems Ltd.                            44,804                       730
* Discount Investment Corp. Ltd.                30,833                       619
  Super Sol Ltd.                               172,887                       583
* United Mizrahi Bank Ltd.                     236,396                       547
* Koor Industries Ltd.                          21,548                       446
  Makhteshim-Agan Industries Ltd.              266,846                       437
  Migdal Insurance Holdings Ltd.               444,028                       436
* M-Systems Flash Disk
    Pioneers Ltd.                               49,700                       432
* ECI Telecom Ltd.                             126,465                       422
* Lumenis Ltd.                                  48,400                       413
* Israel Discount Bank Ltd.                    643,836                       359
* Clal Industries Ltd.                          99,066                       358
* Elite Industries Ltd.-ILS 5 Par               10,085                       288
* The Israel Corp. Ltd.-ILS 1 Par                3,351                       285
  Clal Insurance Enterprise
    Holdings Ltd.                               23,097                       285
  Blue Square-Israel Ltd.                       20,420                       281
* Audiocodes Ltd.                               52,600                       176
  Azorim Investment Development
    & Construction Ltd.                         28,850                       158
* Scitex Corp., Ltd.                            50,900                       155
* Formula Systems (1985) Ltd.                   15,880                       136
  Property & Building Corp. Ltd.                 2,734                       125
* Fundtech Ltd.                                 26,300                       110
  Delta-Galil Industries Ltd.                   15,537                       107
* Matav-Cable Systems Media Ltd.                18,576                        90
* Gilat Satellite Networks Ltd.                 38,109                        76
  Ackerstein Industries Ltd.                    61,759                        55
                                                                       ---------
                                                                          40,189
                                                                       ---------
Mexico (11.0%)
  Telefonos de Mexico SA
    Series L                                11,305,459                    21,404
  Cemex SA CPO                               2,458,566                    15,302
  America Movil SA de CV
    Series L                                11,455,098                    10,679
* Grupo Televisa SA CPO                      4,674,722                    10,596
  Telefonos de Mexico SA
    Series A                                 5,555,377                    10,310
  Wal-Mart de Mexico SA
    Series V                                 3,010,042                    10,049
  Fomento Economico
    Mexica UBD                               1,411,954                     6,777
* Grupo Financiero BBV
    Bancomer SA de CV                        5,955,656                     5,940
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  America Movil SA de CV
    Series A                                 5,555,377                    $5,155
  Kimberly Clark de Mexico
    SA de CV Series A                        1,125,432                     3,595
  Wal-Mart de Mexico SA de CV
    Series C                                 1,182,590                     3,317
  Grupo Modelo SA de CV Series C             1,081,581                     2,930
* Grupo Carso SA de CV Series A1               493,196                     1,804
* Coca-Cola Femsa SA de CV                     588,922                     1,611
* Corporacion Interamericana de
    Entretenimiento SA de CV                   465,993                     1,258
  Grupo Bimbo SA                               506,109                     1,236
* Alfa SA de CV Series A                       518,131                     1,042
  Tubos de Acero de Mexico SA                  436,750                       914
* Grupo Aeroportuario del
    Sureste SA                                 451,000                       750
  Grupo Elektra SA CPO                         743,742                       727
  Grupo Mexico SA de CV                        378,881                       711
  Controladora Comercial
    Mexicana SA de CV (Units)                  739,271                       600
  Grupo Continental SA                         323,522                       561
  Industrias Penoles SA Series CP              257,339                       494
  Vitro SA                                     352,160                       436
* Savia SA de CV                               601,810                       339
                                                                       ---------
                                                                         118,537
                                                                       ---------
Philippines (0.8%)
  San Miguel Corp. Class B                   1,758,313                     2,014
* Philippine Long Distance
    Telephone Co.                              148,296                     1,347
  Ayala Land, Inc.                           6,679,071                       924
  Metropolitan Bank & Trust Co.              1,063,985                       820
  SM Prime Holdings, Inc.                    5,568,120                       649
* Manila Electric Co.                          809,693                       624
  Ayala Corp.                                4,732,300                       552
* ABS-CBN Broadcasting Corp.                   615,200                       352
* Philippine National Bank Corp.               221,564                       232
* Filinvest Land, Inc.                       4,255,848                       227
* Petron Corp.                               4,364,146                       143
* Megaworld Corp.                            7,030,000                       115
  Universal Robina Corp.                     1,189,410                       107
* Security Bank Corp.                          256,618                        92
  Ionics Inc.                                  202,150                        28
                                                                       ---------
                                                                           8,226
                                                                       ---------
Poland (1.4%)
  Bank Polska Kasa Opieki
    Grupa Pekao SA                             128,497                     3,537
  Polski Koncern Naftowy SA                    689,734                     3,176
* Telekomunikacja Polska SA                    920,508                     3,087
  Bank Przemyslowo
    Handlowy PBK SA                             18,783                     1,307
* Agora SA                                      55,116                       855
  Bank Rozwoju Eksportu SA                      24,479                       741

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  KGHM Polska Miedz SA                         206,619                      $670
* Prokom Software SA                            17,078                       618
* Orbis SA                                      63,650                       387
* Computerland SA                               11,054                       339
  Celuloza Zaklady Celulozy i
    Papieru w Swieciu SA                        40,934                       318
* Elektrim Spolka Akcyjna SA                   162,885                       134
* Budimex SA                                    16,100                       132
  Przedsiebiorstwo
    Farmaceutyczne JELFA SA                      8,391                       105
  Softbank SA                                   17,090                       102
* Grupa Onet SA                                  9,100                        62
* Mostostal Zabrze-Holding SA                   51,207                        54
  Mostostal-Export SA                           61,980                        34
                                                                       ---------
                                                                          15,658
                                                                       ---------
South Africa (16.4%)
  Anglo American PLC                         3,063,769                    48,404
  South African Breweries Ltd.               1,840,144                    14,796
  Sasol Ltd.                                 1,167,973                    12,412
  Old Mutual PLC                             7,394,252                    11,856
  Anglo American Platinum Corp.                237,074                    11,303
  Gold Fields Ltd.                             875,804                    10,559
  Standard Bank
    Investment Corp. Ltd.                    2,334,574                     7,574
  Anglogold Ltd.                               105,482                     5,734
  Sappi Ltd.                                   453,075                     5,573
  Impala Platinum Holdings Ltd.                 80,029                     5,193
  Firstrand Ltd.                             6,561,524                     4,875
  Sanlam Ltd.                                5,249,390                     4,394
  Nedcor Ltd.                                  266,672                     3,436
  Bidvest Group Ltd.                           652,208                     2,870
  Barloworld Ltd.                              420,515                     2,551
  Tiger Brands Ltd.                            357,590                     2,320
* Dimension Data Holdings PLC                2,558,105                     2,249
  Imperial Holdings Ltd.                       475,094                     2,234
  Invested Group Ltd.                          124,657                     1,871
* Iscor Ltd.                                 1,022,805                     1,779
  M-Cell Ltd.                                1,431,078                     1,750
  Liberty Group Ltd.                           271,106                     1,655
  BOE Ltd.                                   4,991,510                     1,610
  New Africa Capital Ltd.                    1,222,725                       872
  Alexander Forbes Ltd.                        634,200                       871
  Metro Cash & Carry Ltd.                    3,788,121                       819
  African Bank Investments Ltd.              1,061,707                       749
  Shoprite Holdings Ltd.                     1,051,257                       737
  Coronation Holdings Ltd.                     124,124                       718
  Pick'n Pay Stores Ltd.                       547,082                       653
* Comparex Holdings Ltd.                       662,020                       576
  Tongaat-Hulett Group Ltd.                    110,545                       570
  Naspers Ltd.                                 342,060                       555
  Nampak Ltd.                                  442,233                       526
* Datatec Ltd.                                 287,180                       486
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Wooltru Ltd. N Shares                        616,263                      $446
  Woolworths Holdings Ltd.                   1,113,368                       434
  JD Group Ltd.                                260,672                       404
  Foschini Ltd.                                461,210                       330
* MIH Holdings Ltd.                            188,960                       106
* Profurn Ltd.                                  93,062                        21
                                                                       ---------
                                                                         176,871
                                                                       ---------
South Korea (16.3%)
  Samsung Electronics Co., Ltd.                134,840                    39,804
  Kookmin Bank                                 361,102                    16,436
  Hyundai Motor Co. Ltd.                       231,900                     8,602
  SK Telecom Co., Ltd.                          42,160                     8,194
  Korea Electric Power Corp.                   338,540                     6,409
  POSCO                                         60,500                     6,008
* LG Electronics Inc.                          148,101                     5,837
  Shinhan Financial Group Ltd.                 422,190                     5,709
  POSCO ADR                                    225,000                     5,501
  Samsung Electro-Mechanics Co.                 90,300                     5,317
  Samsung Electronics Co., Ltd. Pfd.            34,500                     5,172
  Samsung SDI Co. Ltd.                          56,460                     4,908
* Korea Telecom Freetel                        135,994                     4,057
* Samsung Fire &
    Marine Insurance Co.                        56,280                     3,805
  KT Corp.                                      75,980                     3,417
* Samsung Securities Co. Ltd.                   80,310                     2,700
  Shinsegae Co. Ltd.                            15,684                     2,600
  LG Chem Ltd.                                  77,292                     2,335
  Hana Bank                                    175,108                     2,287
* LG Investment &
    Securities Co. Ltd.                        128,840                     1,673
  Samsung Corp.                                226,700                     1,631
* Kia Motors                                   143,000                     1,475
* Hyundai Heavy Industries Co., Inc.            62,350                     1,429
  Cheil Jedang Corp.                            27,130                     1,170
* Daishin Securities Co.                        61,880                     1,117
* Korea Exchange Bank                          199,750                     1,088
  Humax Co., Ltd.                               30,339                     1,087
* Samsung Heavy
    Industries Co. Ltd.                        267,260                     1,076
  Kookmin Credit Card Co., Ltd.                 28,142                     1,024
  S-Oil Corp.                                   49,970                       983
  Pacific Corp.                                  7,670                       886
* Hyundai Securities Co.                       122,000                       880
  Hyundai Department
    Store Co., Ltd.                             27,520                       866
* Korean Air Co. Ltd.                           54,358                       844
* Good Morning Securities Co., Ltd.            175,250                       833
  Cheil Industrial, Inc.                        70,200                       830
* NCsoft Corp.                                   4,579                       796
  Cheil Communications Inc.                      5,850                       791
* SK Global Co., Ltd.                           72,918                       778
  Kumkang Korea Chemical Co., Ltd.               6,690                       755

--------------------------------------------------------------------------------
                                                                          Market
EMERGING MARKETS                                                          Value*
STOCK INDEX FUND                                Shares                     (000)
--------------------------------------------------------------------------------
  LG Chem Investment Ltd.                       80,404                      $752
* Daewoo Securities Co., Ltd.                  119,040                       717
  LG Electronics Investment Ltd.                16,289                       716
  Daelim Industrial Co.                         52,440                       636
  Hite Brewery Co., Ltd.                        11,340                       635
  Dae Duck Electronics Co.                      55,023                       634
  S1 Corp.                                      35,630                       602
* LG Household & Health Care Ltd.               18,342                       564
  Yuhan Corp.                                    9,950                       512
* Dongwon Securities Co.                        68,490                       496
  Nong Shim Co. Ltd.                             6,780                       477
  LG Engineering &
    Construction Co., Ltd.                      53,400                       470
  Hyosung Corp.                                 33,230                       460
  LG Cable Ltd.                                 38,620                       455
  Hotel Shilla Co.                              53,140                       452
* Trigem Computer, Inc.                         51,780                       428
  Poongsan Corp.                                39,810                       428
* Anam Semiconductor Inc.                      105,170                       414
* Asiana Airlines                              111,220                       365
  Samsung Fine Chemicals Co., Ltd.              24,990                       355
  Hankook Tire Co. Ltd.                        162,060                       346
  Hanjin Shipping Co., Ltd.                     61,160                       343
  Hankuk Electric Glass Co., Ltd.                5,430                       298
* Hanwha Chemical Corp.                         63,540                       272
  Honam Petrochemical Corp.                     18,240                       259
* Hansol Paper Co. Ltd.                         48,470                       249
* Hyundai Merchant Marine Co., Ltd.             86,140                       249
* Daum Communications Corp.                      9,877                       242
* Doosan Corp.                                  14,560                       237
  Dong-A Pharmaceutical Co. Ltd.                12,920                       228
  Korea Zinc Co., Ltd.                          11,270                       211
* Serome Technology Inc.                        43,431                       206
  Hanjin Heavy Industries Co. Ltd.              65,240                       188
  Korea Technology &
    Banking Network Corp.                       47,470                       175
  Green Cross Corp.                              6,280                       144
  Handysoft Corp.                               23,096                       136
* Haansoft Inc.                                 64,843                        94
* Daou Technology Inc.                          55,590                        80
* Korea Information &
    Communications Co. Ltd.                     10,127                        76
* Trigem Computer, Inc.
    Rights Exp. 5/10/2002                        9,290                        22
                                                                       ---------
                                                                         175,733
                                                                       ---------
Taiwan (16.8%)
* Taiwan Semiconductor
    Manufacturing Co., Ltd.                 12,953,000                    32,647
  United Microelectronics Corp.             14,656,000                    22,375
  Asustek Computer Inc.                      1,935,000                     6,995
  Hon Hai Precision
    Industry Co., Ltd.                       1,536,000                     6,725
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Nan Ya Plastic Corp.                       6,400,000                    $6,655
* Cathay Financial Holding Co.               3,861,000                     5,783
  Formosa Plastic Corp.                      4,659,000                     5,449
  Quanta Computer Inc.                         969,000                     3,266
  Acer Inc.                                  2,297,400                     3,223
  Compal Electronics Inc.                    2,328,000                     3,125
  China Steel Corp.                          6,813,000                     3,101
* Advanced Semiconductor
    Engineering Inc.                         3,207,000                     3,048
  Winbond Electronics Corp.                  4,261,000                     3,007
* Fubon Financial
    Holding Co., Ltd.                        2,828,000                     2,884
  Formosa Chemicals &
    Fibre Corp.                              3,004,000                     2,700
  Chinatrust Commercial Bank                 3,012,000                     2,664
* Hau Nan Financial
    Holdings Co., Ltd.                       3,208,000                     2,172
  United World Chinese
    Commercial Bank                          3,316,000                     2,168
* China Development Financial
    Holding Corp.                            3,070,000                     2,140
  First Commercial Bank                      2,921,000                     2,087
  Macronix International Co., Ltd.           2,672,000                     2,078
  Tatung Co., Ltd.                           4,565,000                     1,940
  Benq Corp.                                   829,000                     1,898
  Yageo Corp.                                2,261,000                     1,876
  Mosel Vitelic Inc.                         3,930,000                     1,823
  International Commercial
    Bank of China                            2,817,000                     1,809
  Via Technologies Inc.                        546,000                     1,730
  Delta Electronics Inc.                       914,000                     1,593
  Chang Hwa Commercial Bank                  2,959,000                     1,585
  Realtek Semiconductor Corp.                  329,000                     1,545
  Inventec Co., Ltd.                         1,634,000                     1,473
  Compeq Manufacturing Co., Ltd.               835,000                     1,467
  Far Eastern Textile Ltd.                   3,122,000                     1,448
  Ritek Corp.                                1,360,000                     1,418
  Uni-President Enterprises Co.              3,628,000                     1,379
  CMC Magnetics Corp.                        1,686,000                     1,370
  Siliconware Precision
    Industries Co.                           1,395,000                     1,314
  Micro-Star
    International Co., Ltd.                    315,000                     1,189
  Walsin Lihwa Corp.                         3,836,000                     1,171
* Pou Chen Corp.                             1,474,000                     1,168
* Taishin Financial Holdings                 2,244,000                     1,157
  Bank Sinopac                               2,323,000                     1,138
* CTB Financial Holding Co.                  1,920,000                     1,128
  Accton Technology Corp.                      426,000                     1,031
* Pacific Electric Wire &
    Cable Co., Ltd.                          3,823,000                       964
  International Bank of Taipei               2,307,000                       907

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Teco Electric &
    Machinery Co., Ltd.                      2,136,000                      $864
  Kinpo Electronics, Inc.                    1,042,000                       864
  Lite-On Technology Corp.                     420,000                       853
  Lite-On Electronics, Inc.                    760,000                       806
  Synnex Technology
   International Corp.                         578,000                       804
  Taiwan Glass Industrial Corp.              1,044,000                       788
  President Chain Store Corp.                  449,000                       782
  Arima Computer Corp.                         996,000                       749
  D-Link Corp.                                 478,000                       730
  Chung Hsing Bills Finance Corp.            1,800,000                       646
  Premier Image Technology Corp.               303,000                       641
  Yulon Motor Co., Ltd.                      1,331,000                       640
  China Motor Co., Ltd.                        793,000                       633
  Sampo Corp.                                1,301,000                       630
* Systex Corp.                                 708,000                       622
  Gigabyte Technology Co., Ltd.                230,000                       610
  Evergreen Marine Corp.                     1,165,000                       554
* Taiwan Cement Corp.                        1,654,000                       524
  Asia Cement Corp.                          1,425,000                       517
  Ambit Microsystems Corp.                     107,000                       484
  China Airlines                             1,023,000                       445
  Formosa Taffeta Co., Ltd.                  1,058,000                       439
  Picvue Electronics, Ltd.                     763,000                       435
  Cheng Shin Rubber
    Industry Co., Ltd.                         544,000                       412
  Nien Hsing Textile Co. Ltd.                  504,000                       411
  Prodisc Technology Inc.                      367,000                       403
  Phoenixtec Power Co., Ltd.                   446,000                       401
  Cathay Construction Corp.                  1,286,000                       370
  Eternal Chemical Co., Ltd.                   454,000                       358
  Taiwan Styrene Monomer Corp.                 457,000                       345
  Wus Printed Circuit Co., Ltd.                498,000                       334
  Microelectronics
    Technology Inc.                            371,000                       323
  Yang Ming Marine Transport                 1,118,000                       311
  Taiwan Secom Corp., Ltd.                     335,000                       310
* Continental Engineering Corp.                860,000                       303
  Giant Manufacturing Co., Ltd.                261,000                       286
* Taiwan Tea Corp.                           1,362,000                       263
  Shihlin Electric &
    Engineering Corp.                          484,000                       255
* Aurora Corp.                                 632,000                       255
* Pacific Construction Co., Ltd.             1,702,000                       244
  Far Eastern Department
    Stores Ltd.                                821,000                       206
  Tung Ho Enterprise Corp.                     648,000                       198
* BES Engineering Corp.                      1,196,000                       167
  China Synthetic Rubber Corp.                 369,000                       134
                                                                       ---------
                                                                         181,162
                                                                       ---------
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
Thailand (1.8%)
  Advanced Information
     Services Co. Ltd. (Foreign)             2,242,840                    $2,281
* Bangkok Bank PLC (Foreign)                 1,330,534                     1,969
* Thai Farmers Bank PLC (Foreign)            2,515,300                     1,774
  PTT Exploration &
    Production PLC (Foreign)                   579,936                     1,421
  PTT Public Co. Ltd. (Foreign)              1,804,900                     1,241
  BEC World Public Co. Ltd.
    (Foreign)                                  196,523                     1,181
* Shin Corp. Public Co. Ltd.
    (Foreign)                                2,283,800                       850
* Siam Commercial Bank Cvt.
    Pfd. (Foreign)                           1,506,144                       846
  Siam Cement PLC (Foreign)                     33,249                       753
  Delta Electronics (Thailand)
    Public Co. Ltd. (Foreign)                  879,050                       721
  Siam City Cement PLC (Foreign)               139,806                       653
  Siam Cement PLC (Local)                       32,819                       648
* National Finance &
    Securities PLC (Foreign)                 1,477,130                       519
* Siam Commercial Bank PLC
    (Foreign)                                  826,091                       476
  Hana Microelectronics
    Public Co. Ltd. (Foreign)                  237,600                       453
* TelecomAsia PLC (Foreign)                  1,948,488                       358
  Thai Union Frozen Products
    Public Co. Ltd. (Foreign)                  692,500                       352
* DBS Thai Danu Bank PLC
    (Foreign)                                2,006,200                       306
  Ratchaburi Electricity
    Generating Holding
    Public Co. Ltd. (Foreign)                  710,100                       291
  Kiatnakin Finance
    Public Co. Ltd. (Foreign)                  288,000                       273
  Bangkok Expressway PLC
    (Foreign)                                  709,800                       244
  Charoen Pokphand Foods
    Public Co., Ltd. (Foreign)               1,611,712                       212
  Electricity Generating PLC
    (Foreign)                                  205,348                       193
* Bank of Asia Public Co. Ltd.
    (Foreign)                                1,563,000                       186
  National Petrochemical PLC
    (Foreign)                                  171,916                       185
* Bank of Ayudhya PLC (Foreign)              1,203,484                       170
* Industrial Finance Corp. of
    Thailand PLC (Foreign)                   1,102,508                       159
  Siam Makro Public Co., Ltd.
    (Foreign)                                  165,400                       158
* United Broadcasting Corp. PLC
    (Foreign)                                  402,196                       142

--------------------------------------------------------------------------------
                                                                          Market
EMERGING MARKETS                                                          Value*
STOCK INDEX FUND                                Shares                     (000)
--------------------------------------------------------------------------------
* Bangkok Bank PLC (Local)                      96,400                      $115
  Ratchaburi Electricity Generating
    Holding Public Co. Ltd. (Local)            129,100                        53
  Delta Electronics (Thailand)
    Public Co. Ltd. (Local)                     64,000                        53
  PTT Public Co. Ltd. (Local)                   73,600                        49
* Charoen Pokphand Foods
    Public Co., Ltd.
    Warrants Exp. 5/6/2005                     161,171                        32
* TelecomAsia Corp.
    Public Co. Ltd. (Foreign)
    Warrants Exp. 4/3/2010                   1,020,789                         0
                                                                       ---------
                                                                          19,317
                                                                       ---------
Turkey (1.6%)
  Turkiye Is Bankasi A.S.
    C Shares                               531,611,040                     2,974
* Yapi ve Kredi Bankasi A.S.               650,868,598                     1,869
  Anadolu Efes Biracilik ve
    Malt Sanayi A.S.                        54,029,616                     1,209
  Tupras-Turkiye Petrol
    Rafinerileri A.S.                      220,174,416                     1,199
* Haci Omer Sabanci
    Holding A.S.                           257,850,196                     1,116
* Turkiye Garanti Bankasi A.S.             576,571,274                     1,075
  Koc Holding A.S.                          44,711,200                       984
* Turkcell Iletisim
    Hizmetleri A.S.                        106,402,700                       714
  Migros Turk A.S.                           9,962,709                       639
* Eregli Demir ve Celik
    Fabrikalari A.S.                        49,218,971                       624
* Vestel Elektronik Sanayi ve
    Ticaret A.S.                           184,355,707                       454
* Ford Otomotiv Sanayi A.S.                 38,135,485                       434
* Tofas Turk Otomobil
    Fabrikasi A.S.                         103,648,617                       375
  Arcelik A.S.                              37,209,071                       347
  Hurriyet Azetecilik ve
    Matbaacillik A.S.                       80,456,400                       336
  Enka Holding Yatirim A.S.                  4,162,138                       318
* Tansas Perakende
    Magazacilik Ticaret A.S.               250,379,096                       271
* Turk Sise ve Cam
    Fabrikalari A.S.                       231,944,089                       268
* Dogan Yayin Holding A.S.                 106,779,300                       255
  Trakya Cam Sanayii A.S.                   68,144,836                       221
  Alarko Holdings A.S.                      11,207,152                       190
* Ak Enerji Elektrik Uretimi
    Otoproduktor Gruba A.S.                  6,637,149                       181
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                Shares                     (000)
--------------------------------------------------------------------------------
  Aygaz A.S.                                21,365,002                      $175
* Is Gayrimenkul Yatirim
    Ortakligi A.S.                         228,350,675                       170
* Aksigorta A.S.                            21,807,241                       159
  Cimsa Cemento Sanayi ve
    Ticaret A.S.                            28,945,480                       121
  Akcansa Cimento A.S.                      17,166,716                       120
  Netas-Northern Elektrik
    Telekomunikasyon A.S.                    4,381,324                       103
  Adana Cimento Sanayii T.A.S.              18,790,293                       100
  Aksa Akrilik Kimya
    Sanayii A.S.                             7,296,255                        90
  Kordsa Kord Bezi Sanayi ve
    Ticaret A.S.                            13,864,936                        60
                                                                       ---------
                                                                          17,151
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,106,318)                                                       987,954
--------------------------------------------------------------------------------
                                                  Face
                                                Amount
                                                 (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (8.1%)(1)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 5/1/2002--Note H                        $ 369                       369
  1.92%, 5/1/2002                               87,588                    87,588
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $87,957)                                                          87,957
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost $1,194,275)                                                    1,075,911
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      10,786
Liabilities--Note H                                                      (6,198)
                                                                       ---------
                                                                           4,588
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,080,499
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investments in South Korea and Taiwan to 19.0% and 17.7%, respectively. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 95.1% and 4.5%, respectively, of net assets. See Note F in Notes to Financial Statements.
ADR--American Depositary Receipt.
ILS--Israeli Shekel.

--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $1,351,378
Undistributed Net Investment Income--Note G                                6,214
Accumulated Net Realized Losses--Note G                                (160,773)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                (118,364)
  Foreign Currencies                                                          69
  Swap Contracts                                                           1,975
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,080,499
================================================================================
Investor Shares--Net Assets
Applicable to 106,238,477 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $984,775
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                          $9.27
================================================================================
Institutional Shares--Net Assets
Applicable to 10,320,412 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                              $95,724
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                     $9.28
================================================================================

                                                                                          Market
                                                                                          Value*
TOTAL INTERNATIONAL STOCK INDEX FUND                            Shares                     (000)
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares         104,684,706               $ 2,105,209
Vanguard Pacific Stock Index Fund Investor Shares          112,813,418                   793,078
Vanguard Emerging Markets Stock Index Fund Investor Shares  30,327,245                   281,134
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $3,678,085)                                                                     3,179,421
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Face                    Market
                                                Amount                    Value*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.92%, 5/1/2002
  (Cost $1,273)                                 $1,273                     1,273
 -------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $3,679,358)                                                    3,180,694
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                               4,586
Liabilities                                                              (4,669)
                                                                       ---------
                                                                            (83)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable  to  335,680,589  outstanding
  $.001 par value  shares of  beneficial interest
  (unlimited authorization)                                           $3,180,611
================================================================================
NET ASSET VALUE PER SHARE                                                  $9.48
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                Amount                       Per
                                                 (000)                     Share
--------------------------------------------------------------------------------
Paid-in Capital                             $3,733,404                    $11.12
Undistributed Net Investment Income                321                        --
Accumulated Net Realized Losses               (54,450)                     (.16)
Unrealized Depreciation--Note F              (498,664)                    (1.48)
--------------------------------------------------------------------------------
NET ASSETS                                  $3,180,611                    $ 9.48
================================================================================

------------------------------------------------------------------------------------------------
                                                                                          Market
                                                                                          Value*
DEVELOPED MARKETS INDEX FUND                                    Shares                     (000)
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares           9,049,406                 $ 181,983
Vanguard Pacific Stock Index Fund Investor Shares            9,708,228                    68,249
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $286,676)                                                                        250,232
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
------------------------------------------------------------------------------------------------
Other Assets                                                                               3,072
Liabilities                                                                              (2,883)
                                                                                       ---------
                                                                                             189
                                                                                       ---------
------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------
Applicable to 35,536,342 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                             $250,421
================================================================================================
NET ASSET VALUE PER SHARE                                                                  $7.05
================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                Amount                       Per
                                                 (000)                     Share
--------------------------------------------------------------------------------
Paid-in Capital                               $286,864                     $8.07
Undistributed Net Investment Income                  1                        --
Accumulated Net Realized Gains                      --                        --
Unrealized Depreciation--Note F               (36,444)                    (1.02)
--------------------------------------------------------------------------------
NET ASSETS                                    $250,421                     $7.05
================================================================================

------------------------------------------------------------------------------------------------
                                                                                          Market
                                                                                          Value*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND                      Shares                     (000)
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Institutional Shares      9,870,299                 $ 198,591
Vanguard Pacific Stock Index Fund Institutional Shares      10,594,086                    74,476
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $324,861)                                                                        273,067
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Face                    Market
                                                Amount                    Value*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.92%, 5/1/2002 (Cost $16)                       $16                        16
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $324,877)                                                        273,083
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                                 630
Liabilities                                                                (744)
                                                                       ---------
                                                                           (114)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 39,049,300 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $272,969
================================================================================
NET ASSET VALUE PER SHARE                                                  $6.99
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                Amount                       Per
                                                 (000)                     Share
--------------------------------------------------------------------------------
Paid-in Capital                               $324,722                     $8.32
Undistributed Net Investment Income                 30                        --
Accumulated Net Realized Gains                      11                        --
Unrealized Depreciation--Note F               (51,794)                    (1.33)
--------------------------------------------------------------------------------
NET ASSETS                                    $272,969                     $6.99
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

=============================================================================================================
                                                     EUROPEAN STOCK      PACIFIC STOCK       EMERGING MARKETS
                                                         INDEX FUND         INDEX FUND       STOCK INDEX FUND
                                                     --------------------------------------------------------
                                                                  Six Months Ended April 30, 2002
                                                     --------------------------------------------------------
                                                              (000)              (000)                  (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends*                                               $ 49,019           $ 10,137               $ 10,909
  Interest                                                      212                162                    500
  Security Lending                                            1,021                331                      2
  Swap Income                                                    --                 --                    164
-------------------------------------------------------------------------------------------------------------
Total Income                                                 50,252             10,630                 11,575
-------------------------------------------------------------------------------------------------------------
Expenses
  The Vanguard Group--Note B
    Investment Advisory Services                                 37                 37                     37
    Management and Administrative--Investor Shares            5,285              2,017                  1,320
    Management and Administrative--Admiral Shares               302                114                     --
    Management and Administrative--Institutional Shares         184                 91                     63
    Marketing and Distribution--Investor Shares                 384                143                     78
    Marketing and Distribution--Admiral Shares                   15                  5                     --
    Marketing and Distribution--Institutional Shares             29                 10                      8
  Custodian Fees                                              1,150                428                  1,170
  Auditing Fees                                                   8                  8                      8
  Shareholder Reports--Investor Shares                          107                 40                     29
  Shareholder Reports--Admiral Shares                             5                  2                     --
  Shareholder Reports--Institutional Shares                       6                  2                      2
  Trustees' Fees and Expenses                                     3                  1                      1
-------------------------------------------------------------------------------------------------------------
     Total Expenses                                           7,515              2,898                  2,716
     Expenses Paid Indirectly--Note D                          (12)                 --                     --
-------------------------------------------------------------------------------------------------------------
     Net Expenses                                             7,503              2,898                  2,716
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        42,749              7,732                  8,859
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                               (196,933)           (74,017)               (59,496)
 Futures Contracts                                            3,076              2,774                     --
 Foreign Currencies and Forward Currency Contracts            (860)            (1,736)                  (798)
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                  (194,717)           (72,979)               (60,294)
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                      412,897            134,327                292,988
 Futures Contracts                                          (3,659)            (1,745)                     --
 Foreign Currencies and Forward Currency Contracts            1,852              1,693                    376
 Swap Contracts                                                  --                 --                  1,975
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)            411,090            134,275                295,339
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $259,122           $ 69,028               $243,904
=============================================================================================================

*Dividends are net of foreign withholding taxes of $6,053,000, $1,017,000, and $809,000, respectively.

-------------------------------------------------------------------------------------------------------------
                                                              TOTAL                             INSTITUTIONAL
                                                      INTERNATIONAL          DEVELOPED              DEVELOPED
                                                        STOCK INDEX      MARKETS INDEX          MARKETS INDEX
                                                               FUND               FUND                   FUND
                                                -------------------------------------------------------------
                                                                    Six Months Ended April 30, 2002
                                                -------------------------------------------------------------
                                                              (000)              (000)                  (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Income Distributions Received                            $ 50,642             $3,017                $ 4,407
  Interest                                                       26                  7                      4
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                                50,668              3,024                  4,411
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                            --                 --                     --
  Investment Securities Sold                               (47,066)                 --                     --
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                   (47,066)                 --                     --
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES                    203,220              6,010                  7,668
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $206,822             $9,034                $12,079
=============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------------------------------------------
                                                                              EUROPEAN STOCK INDEX FUND
                                                             -------------------------------------------------------
                                                                Six Months                                      Year
                                                                     Ended               Jan. 1 to             Ended
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                                            $ 42,749                $ 88,958          $ 96,329
 Realized Net Gain (Loss)                                        (194,717)                (22,040)          (57,002)
 Change in Unrealized Appreciation (Depreciation)                  411,090             (1,572,671)         (555,694)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations    259,122             (1,505,753)         (516,367)
--------------------------------------------------------------------------------------------------------------------
Distributions
 Net Investment Income
   Investor Shares                                                (93,901)                 (2,183)          (89,427)
   Admiral Shares                                                  (7,397)                      --                --
   Institutional Shares                                            (6,895)                   (140)           (4,180)
 Realized Capital Gain*
   Investor Shares                                                      --                      --          (10,625)
   Admiral Shares                                                       --                      --                --
   Institutional Shares                                                 --                      --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (108,193)                 (2,323)         (104,232)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note I
  Investor Shares                                                  204,697                (32,228)           111,059
  Admiral Shares                                                   126,516                 279,751                --
  Institutional Shares                                              91,665                  39,307           297,921
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions            422,878                 286,830           408,980
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                          573,807             (1,221,246)         (211,619)
--------------------------------------------------------------------------------------------------------------------
Net Assets
Beginning of Period                                              4,673,375               5,894,621         6,106,240
--------------------------------------------------------------------------------------------------------------------
End of Period                                                   $5,247,182              $4,673,375        $5,894,621
====================================================================================================================

*Includes fiscal 2000 short-term gain distributions totaling $6,375,000 that are treated as ordinary income dividends for tax purposes.

====================================================================================================================
                                                                                Pacific Stock Index Fund
                                                             -------------------------------------------------------
                                                                Six Months                                      Year
                                                                     Ended               Jan. 1 to             Ended
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                            $ 7,732                $ 15,916          $ 15,953
  Realized Net Gain (Loss)                                        (72,979)                (32,300)            31,665
  Change in Unrealized Appreciation (Depreciation)                 134,275               (464,658)         (720,786)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations     69,028               (481,042)         (673,168)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income
    Investor Shares                                                (6,460)                      --          (25,002)
    Admiral Shares                                                   (464)                      --                --
    Institutional Shares                                             (556)                      --           (1,301)
 Realized Capital Gain
    Investor Shares                                                     --                      --                --
    Admiral Shares                                                      --                      --                --
    Institutional Shares                                                --                      --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (7,480)                      --          (26,303)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note I
   Investor Shares                                                  43,604                  13,373          (29,057)
   Admiral Shares                                                   32,571                  88,097                --
   Institutional Shares                                             20,225                  13,678           126,694
--------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         96,400                 115,148            97,637
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                          157,948               (365,894)         (601,834)
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                            1,558,601               1,924,495         2,526,329
--------------------------------------------------------------------------------------------------------------------
End of Period                                                   $1,716,549              $1,558,601        $1,924,495
====================================================================================================================

====================================================================================================================
                                                                             EMERGING MARKETS STOCK INDEX FUND
                                                             -------------------------------------------------------
                                                                Six Months                                      Year
                                                                     Ended               Jan. 1 to             Ended
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                            $ 8,859                $ 21,683          $ 16,617
  Realized Net Gain (Loss)                                        (60,294)                   3,562            40,755
  Change in Unrealized Appreciation (Depreciation)                 295,339               (207,846)         (413,974)
--------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations   243,904               (182,601)         (356,602)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income
    Investor Shares                                               (18,741)                 (1,050)          (22,021)
    Institutional Shares                                           (2,055)                    (98)             (457)
  Realized Capital Gain
    Investor Shares                                                     --                      --                --
    Institutional Shares                                                --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (20,796)                 (1,148)          (22,478)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note I
  Investor Shares                                                   10,608                  21,616           149,922
  Institutional Shares                                              12,058                  64,138            24,233
--------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         22,666                  85,754           174,155
--------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                        245,774                (97,995)         (204,925)
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                              834,725                 932,720         1,137,645
--------------------------------------------------------------------------------------------------------------------
  End of Period                                                 $1,080,499                $834,725         $ 932,720
====================================================================================================================

====================================================================================================================
                                                                         TOTAL INTERNATIONAL STOCK INDEX FUND
                                                             -------------------------------------------------------
                                                                Six Months                                      Year
                                                                     Ended               Jan. 1 to             Ended
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                           $ 50,668                 $ 1,246          $ 46,864
  Realized Net Gain (Loss)                                        (47,066)                 (7,257)             2,954
  Change in Unrealized Appreciation (Depreciation)                 203,220               (760,655)         (525,892)
--------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from Operations   206,822               (766,666)         (476,074)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                           (50,648)                      --          (47,616)
  Realized Capital Gain*                                                --                      --          (10,356)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (50,648)                      --          (57,972)
--------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions--Note I   292,773                 578,552           884,245
--------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                        448,947               (188,114)           350,199
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                            2,731,664               2,919,778         2,569,579
--------------------------------------------------------------------------------------------------------------------
  End of Period                                                 $3,180,611              $2,731,664        $2,919,778
====================================================================================================================

*Includes fiscal 2000 short-term gain distributions totaling $2,381,000 that are treated as ordinary income dividends for tax purposes.

====================================================================================================================
                                                                                 DEVELOPED MARKETS INDEX FUND
                                                                   -------------------------------------------------
                                                                Six Months
                                                                     Ended               Jan. 1 to         May 8* to
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                            $ 3,024                    $ 40           $ 1,564
  Realized Net Gain (Loss)                                              --                       7                 2
  Change in Unrealized Appreciation (Depreciation)                   6,010                (34,614)           (7,840)
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations   9,034                (34,567)           (6,274)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                            (3,023)                      --           (1,618)
  Realized Capital Gain                                                 --                      --                --
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                               (3,023)                      --           (1,618)
--------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions--Note I   99,017                  81,202           106,650
--------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                       105,028                  46,635            98,758
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                              145,393                  98,758                --
--------------------------------------------------------------------------------------------------------------------
  End of Period                                                   $250,421                $145,393          $ 98,758
====================================================================================================================

*Inception.

--------------------------------------------------------------------------------------------------------------------
                                                                       Institutional Developed Markets Index Fund
                                                             -------------------------------------------------------
                                                                Six Months
                                                                     Ended               Jan. 1 to        June 1* to
                                                             Apr. 30, 2002           Oct. 31, 2001     Dec. 31, 2000
                                                                     (000)                   (000)             (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                            $ 4,411                    $ 74           $ 2,122
  Realized Net Gain (Loss)                                              --                       3                 8
  Change in Unrealized Appreciation (Depreciation)                   7,668                (48,998)          (10,464)
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations  12,079                (48,921)           (8,334)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Net Investment Income                                            (4,447)                      --           (2,119)
  Realized Capital Gain                                                 --                      --                --
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                               (4,447)                      --           (2,119)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital Share Transactions--Note I     59,018                  83,940           181,753
--------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                         66,650                  35,019           171,300
--------------------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                              206,319                 171,300                --
--------------------------------------------------------------------------------------------------------------------
  End of Period                                                   $272,969                $206,319          $171,300
====================================================================================================================

*Inception.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' expense ratios are zero because they pay no direct expenses; these funds' share of the expenses of the other funds in which they invest reduces the income received from them. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EUROPEAN STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months   Jan. 1 to            Year Ended December 31,
For a Share Outstanding                              Ended    Oct. 31,   -------------------------------------------
Throughout Each Period                       Apr. 30, 2002        2001      2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $19.50     $25.99     $28.82    $25.28   $20.13   $16.57  $14.02
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .16        .37       .335       .50      .41      .38     .34
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     .89     (6.85)    (2.692)      3.69     5.40     3.63    2.63
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.05     (6.48)    (2.357)      4.19     5.81     4.01    2.97
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.44)      (.01)     (.423)     (.50)    (.52)    (.37)   (.36)
  Distributions from Realized Capital Gains             --         --     (.050)     (.15)    (.14)    (.08)   (.06)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.44)      (.01)     (.473)     (.65)    (.66)    (.45)   (.42)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $20.11     $19.50     $25.99    $28.82   $25.28   $20.13  $16.57
====================================================================================================================
Total Return*                                        5.44%    -24.94%     -8.18%    16.62%   28.86%   24.23%  21.26%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $4,504     $4,165     $5,611    $6,106   $4,479   $2,432  $1,595
  Ratio of Total Expenses to
    Average Net Assets                             0.32%**    0.30%**      0.29%     0.29%    0.29%    0.31%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          1.68%**    2.08%**      1.64%     1.99%    1.97%    2.19%   2.45%
  Portfolio Turnover Rate                            14%**         3%         8%        7%       7%       3%      4%
====================================================================================================================

*Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 1.0% from 1996 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND ADMIRAL SHARES

                                                     Six Months Ended          Aug. 13* to
                                                             Apr. 30,              Oct 31,
For a Share Outstanding Throughout Each Period                   2002                 2001
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $45.77               $50.00
------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                           .38                  .12
  Net Realized and Unrealized Gain (Loss) on Investments         2.10               (4.35)
------------------------------------------------------------------------------------------
    Total from Investment Operations                             2.48               (4.23)
------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                         (1.04)                   --
  Distributions from Realized Capital Gains                        --                   --
------------------------------------------------------------------------------------------
    Total Distributions                                        (1.04)                   --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $47.21               $45.77
==========================================================================================
Total Return                                                    5.47%               -8.46%
==========================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                           $396                 $261
  Ratio of Total Expenses to Average Net Assets               0.24%**              0.25%**
  Ratio of Net Investment Income to Average Net Assets        1.73%**              0.70%**
  Portfolio Turnover Rate                                       14%**                   3%
==========================================================================================

 *Inception.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        May 15* to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $19.52                  $25.99            $27.22
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .167                    .390              .172
  Net Realized and Unrealized Gain (Loss) on Investments              .892                 (6.848)            (.965)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 1.059                 (6.458)            (.793)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.459)                  (.012)            (.437)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.459)                  (.012)            (.437)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $20.12                  $19.52            $25.99
====================================================================================================================
Total Return                                                         5.48%                 -24.85%            -2.89%
====================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $348                    $248              $284
  Ratio of Total Expenses to
    Average Net Assets                                             0.19%**                 0.20%**           0.20%**
  Ratio of Net Investment Income
    to Average Net Assets                                          1.79%**                 2.13%**           1.19%**
  Portfolio Turnover Rate                                            14%**                      3%                8%
====================================================================================================================

 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002       2001       2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $6.79      $8.95     $12.22    $ 7.84    $7.72   $10.51  $11.50
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .032        .07       .077       .08     .085      .09     .10
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .240     (2.23)    (3.222)      4.39     .100   (2.79)  (1.00)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .272     (2.16)    (3.145)      4.47     .185   (2.70)   (.90)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.032)         --     (.125)     (.09)   (.065)    (.09)   (.09)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $7.03      $6.79     $ 8.95    $12.22    $7.84   $ 7.72  $10.51
====================================================================================================================
Total Return*                                        4.06%    -24.13%    -25.74%    57.05%    2.41%  -25.67%  -7.82%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $1,485     $1,389     $1,823    $2,526   $1,033     $827    $978
  Ratio of Total Expenses to
    Average Net Assets                             0.38%**    0.37%**      0.38%     0.37%    0.40%    0.35%   0.35%
  Ratio of Net Investment Income
    to Average Net Assets                          0.98%**    1.06%**      0.68%     0.95%    1.17%    1.03%   0.89%
  Portfolio Turnover Rate                            23%**         2%         6%        6%       4%       8%      9%
====================================================================================================================

*Total returns do not reflect the transaction fee on purchases (0.5% from 1/1/1997 through 3/31/2000, 1.0% in 1996) or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

--------------------------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND ADMIRAL SHARES
==================================================================================================
                                                          Six Months Ended             Aug. 13* to
                                                                  Apr. 30,                Oct. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $44.40                  $50.00
--------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .224                     .20
  Net Realized and Unrealized Gain (Loss) on Investments             1.561                  (5.80)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 1.785                  (5.60)
--------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.215)                      --
  Distributions from Realized Capital Gains                             --                      --
--------------------------------------------------------------------------------------------------
    Total Distributions                                             (.215)                      --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $45.97                  $44.40
==================================================================================================
Total Return                                                         4.07%                 -11.20%
==================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $117                     $80
  Ratio of Total Expenses to Average Net Assets                    0.31%**                 0.32%**
  Ratio of Net Investment Income to Average Net Assets             1.09%**                 2.05%**
  Portfolio Turnover Rate                                            23%**                      2%
==================================================================================================

 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------
PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        May 15* to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.79                   $8.95            $11.10
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .038                     .08              .052
  Net Realized and Unrealized Gain (Loss) on Investments              .240                  (2.24)           (2.071)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  .278                  (2.16)           (2.019)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.038)                      --            (.131)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.038)                      --            (.131)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.03                   $6.79            $ 8.95
====================================================================================================================
Total Return                                                         4.15%                 -24.13%           -18.19%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $114                     $90              $102
  Ratio of Total Expenses to Average Net Assets                    0.27%**                 0.29%**           0.29%**
  Ratio of Net Investment Income to Average Net Assets             1.12%**                 1.18%**           0.79%**
  Portfolio Turnover Rate                                            23%**                      2%                6%
====================================================================================================================

 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES
====================================================================================================================
                                                Six Months  Jan. 1 to                Year Ended December 31,
For a Share Outstanding                              Ended   Oct. 31,     ------------------------------------------
Throughout Each Period                       Apr. 30, 2002       2001       2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $7.28      $8.84     $12.50    $ 7.91    $9.98   $12.28  $10.75
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                .08        .19       .141       .24      .27      .24     .18
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    2.11     (1.74)    (3.583)      4.62   (2.08)   (2.31)    1.52
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  2.19     (1.55)    (3.442)      4.86   (1.81)   (2.07)    1.70
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income               (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
  Distributions from Realized Capital Gains             --         --         --        --       --       --      --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.20)      (.01)     (.218)     (.27)    (.26)    (.23)   (.17)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.27      $7.28     $ 8.84    $12.50    $7.91   $ 9.98  $12.28
====================================================================================================================
Total Return*                                       30.46%    -17.55%    -27.56%    61.57%  -18.12%  -16.82%  15.83%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                $985       $770       $913    $1,138     $577     $660    $637
  Ratio of Total Expenses to
    Average Net Assets                             0.58%**    0.60%**      0.59%     0.58%    0.61%    0.57%   0.60%
  Ratio of Net Investment Income
    to Average Net Assets                          1.84%**    2.69%**      1.51%     2.55%    2.99%    1.96%   1.69%
  Portfolio Turnover Rate                            77%**        23%        40%       22%      22%      19%      1%
====================================================================================================================

*Total returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1.0% from 11/3/1997 through 3/31/2000, 1.5% from 1/1/1997 through
11/2/1997, 2.0% in 1996), the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0% through 3/31/2000), or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to       Jun. 22* to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $7.29                   $8.84            $11.16
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .087                    .200              .021
  Net Realized and Unrealized Gain (Loss) on Investments             2.114                 (1.739)           (2.126)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                 2.201                 (1.539)           (2.105)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.211)                  (.011)            (.215)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.211)                  (.011)            (.215)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.28                   $7.29            $ 8.84
====================================================================================================================
Total Return**                                                      30.59%                 -17.42%           -18.86%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                 $96                     $65               $19
  Ratio of Total Expenses to Average Net Assets                     0.42%+                  0.45%+            0.45%+
  Ratio of Net Investment Income to Average Net Assets              2.03%+                  2.75%+            1.34%+
  Portfolio Turnover Rate                                             77%+                     23%               40%
====================================================================================================================

 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.
 +Annualized.

--------------------------------------------------------------------------------------------------------------------
TOTAL INTERNATIONAL STOCK INDEX FUND
====================================================================================================================
                                                Six Months  Jan. 1 to         Year Ended December 31,    Apr. 29* to
For a Share Outstanding                              Ended   Oct. 31,     --------------------------------- Dec. 31,
Throughout Each Period                       Apr. 30, 2002       2001       2000      1999     1998     1997    1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $8.99     $11.83     $14.31    $11.19   $ 9.87   $10.14  $10.26
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                               .165         --        .20       .21      .21      .18    .150
  Capital Gain Distributions Received                   --         --        .01       .04      .02      .02    .015
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .490     (2.84)     (2.44)      3.09     1.31    (.28)  (.110)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .655     (2.84)     (2.23)      3.34     1.54    (.08)    .055
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income              (.165)         --      (.20)     (.21)    (.21)    (.17)  (.160)
  Distributions from Realized Capital Gains             --         --      (.05)     (.01)    (.01)   ( .02)  (.015)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (.165)         --      (.25)     (.22)    (.22)    (.19)  (.175)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.48     $ 8.99     $11.83    $14.31   $11.19   $ 9.87  $10.14
====================================================================================================================
Total Return**                                       7.34%    -24.01%    -15.61%    29.92%   15.60%   -0.77%   0.55%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)              $3,181     $2,732     $2,920    $2,570   $1,375     $903    $280
  Ratio of Total Expenses to
    Average Net Assets--Note C                          0%         0%         0%        0%       0%       0%      0%
  Ratio of Net Investment Income
    to Average Net Assets                            1.72%     0.05%+      1.68%     2.04%    2.18%    2.19%  1.51%+
  Portfolio Turnover Rate                              7%+         2%         3%        1%       2%       0%      0%
====================================================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 0.75% from 1/1/1997 through 11/2/1997, 1.0% in
1996) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

--------------------------------------------------------------------------------------------------------------------
DEVELOPED MARKETS INDEX FUND
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to         May 8* to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.83                   $9.07            $10.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                                .12                      --               .15
  Capital Gain Distributions Received                                   --                      --                --
  Net Realized and Unrealized Gain (Loss) on Investments               .22                  (2.24)             (.93)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   .34                  (2.24)             (.78)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                               (.12)                      --             (.15)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (.12)                      --             (.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $7.05                   $6.83            $ 9.07
====================================================================================================================
Total Return**                                                       5.01%                 -24.70%            -7.78%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $250                    $145               $99
  Ratio of Total Expenses to Average Net Assets--Note C                 0%                      0%                0%
  Ratio of Net Investment Income to Average Net Assets               1.55%                  0.04%+            1.66%+
  Portfolio Turnover Rate                                              2%+                      9%                8%
====================================================================================================================

 *Inception.
**Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.

--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
====================================================================================================================
                                                          Six Months Ended               Jan. 1 to        Jun. 1* to
                                                                  Apr. 30,                Oct. 31,          Dec. 31,
For a Share Outstanding Throughout Each Period                        2002                    2001              2000
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $6.78                   $9.01            $10.00
--------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                               .132                      --               .15
  Capital Gain Distributions Received                                   --                      --                --
  Net Realized and Unrealized Gain (Loss) on Investments              .210                  (2.23)             (.99)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  .342                  (2.23)             (.84)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.132)                      --             (.15)
  Distributions from Realized Capital Gains                             --                      --                --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.132)                      --             (.15)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $6.99                   $6.78            $ 9.01
====================================================================================================================
Total Return                                                         5.08%                 -24.75%            -8.38%
====================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                $273                    $206              $171
  Ratio of Total Expenses to Average Net Assets--Note C                 0%                      0%                0%
  Ratio of Net Investment Income to Average Net Assets               1.82%                 0.05%**           1.74%**
  Portfolio Turnover Rate                                             8%**                      3%                3%
====================================================================================================================

 *Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of United States corporations. Effective in 2001, the funds' fiscal year-end changed from December 31 to October 31.

     The European and Pacific Funds each offer three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. The Emerging Markets Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on August 13, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION:  European, Pacific, and Emerging Markets Stock Index
Funds: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.
     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. FUTURES AND FORWARD CURRENCY CONTRACTS: The European Stock Index Fund uses MSCI Pan-Euro Index futures contracts, and the Pacific Stock Index Fund uses Topix Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     The European and Pacific Stock Index Funds enter into forward currency contracts to maintain the same currency exposure as their respective indexes. The funds' risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

     4. SWAP CONTRACTS: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of the swaps, the fund earns the total return (either receiving the increase or paying the decrease) of the referenced stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund also agrees to receive a fixed interest rate, and pay the counterparty a floating rate that is reset periodically based on short-term interest rates, applied to the notional amount.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. Swap income is accrued daily in the amount of net interest earned or payable and any payments in lieu of dividends by the referenced stocks. The primary risks associated with equity swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that unfavorable changes in the market prices of the securities or interest rates will cause the fund to realize losses.

     5. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     6. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     7. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     8. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                    Capital Contribution       Percentage          Percentage of
                             to Vanguard          of Fund             Vanguard's
Index Fund                         (000)       Net Assets         Capitalization
--------------------------------------------------------------------------------
European                            $932            0.02%                  0.93%
Pacific                              292             0.02                   0.29
Emerging Markets                     186             0.02                   0.19
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended April 30, 2002, were reimbursed by Vanguard.

D. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2002, custodian fee offset arrangements reduced expenses of the European Stock Index Fund by $12,000.

E. During the six months ended April 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                              (000)
                                                --------------------------------
Index Fund                                      Purchases                  Sales
--------------------------------------------------------------------------------
European                                         $954,545               $607,649
Pacific                                           400,354                293,094
Emerging Markets                                  436,425                477,450
Total International                               397,866                105,308
Developed Markets                                 105,350                  6,292
Institutional Developed Markets                    68,912                  9,900
--------------------------------------------------------------------------------

F. At April 30, 2002, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------------
                                                    (000)
                             ---------------------------------------------------
                                                                  Net Unrealized
                             Appreciated      Depreciated           Appreciation
Index Fund                    Securities       Securities         (Depreciation)
--------------------------------------------------------------------------------
European*                     $1,052,681       $(628,682)              $ 423,999
Pacific*                          99,542        (566,868)              (467,326)
Emerging Markets                 126,034        (244,398)              (118,364)
Total International                   --        (498,664)              (498,664)
Developed Markets                     --         (36,444)               (36,444)
Institutional Developed Markets       --         (51,794)               (51,794)
--------------------------------------------------------------------------------
*See Note G.

     At April 30, 2002, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                               (000)
                                               ---------------------------------
                                                Aggregate             Unrealized
Index Fund/                    Number of       Settlement           Appreciation
Futures Contracts         Long Contracts            Value         (Depreciation)
--------------------------------------------------------------------------------
European/
  MSCI Pan-Euro Index, exp. 6/2002 1,961          $36,322               $(1,239)
Pacific/
  Topix Index, exp. 6/2002           263           22,058                    176
--------------------------------------------------------------------------------

     At April 30, 2002, the European and Pacific Stock Index Funds had open forward currency contracts to receive foreign currency in exchange for U.S. dollars as follows:

------------------------------------------------------------------------------------------------
                                                                 (000)
                                ----------------------------------------------------------------
                                     Contract Amount
                                -------------------------
                                                                                      Unrealized
Index Fund/                      Foreign             U.S.        Market Value in    Appreciation
Contract Settlement Date        Currency          Dollars           U.S. Dollars  (Depreciation)
------------------------------------------------------------------------------------------------
European/
  Receive: 6/26/2002    EUR       41,735          $36,649                $37,519            $870
Pacific/
  Receive: 6/19/2002    JPY    2,815,190           21,470                 21,979             509
------------------------------------------------------------------------------------------------

EUR-Euro.
JPY-Japanese Yen.

Unrealized appreciation on open forward currency contracts is treated as realized gain for tax purposes.

     The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency gains of $178,000, $160,000, and $69,000, respectively, resulting from the translation of other assets and liabilities at April 30, 2002.

     At April 30, 2002, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

-------------------------------------------------------------------------------------------------------------------
                                                                   Fixed    Floating                     Unrealized
                                                      Notional  Interest    Interest    Market         Appreciation
                                     Termination        Amount      Rate        Rate     Value       (Depreciation)
Fund/Country/Referenced Stock               Date         (000)  Received       Paid*     (000)                (000)
-------------------------------------------------------------------------------------------------------------------
Emerging Markets
  South Korea
    Kia Motors                          5/7/2003         $ 690     7.25%       1.86%     $ 825                $ 135
    KT Corp.                           5/12/2003         1,881     5.25%       1.86%     1,888                    7
   Samsung
   Electronics Co. Ltd.                5/12/2003        19,210     5.00%       1.86%    21,549                2,339
 SK Telecom Co., Ltd.                  5/13/2003         3,053     5.25%       1.86%     2,861                (192)
 SK Telecom Co., Ltd.                  5/15/2003         1,894     5.25%       1.86%     1,804                 (90)

Taiwan
  Ambit Microsystems Corp.              5/8/2003           526     5.15%       1.86%       556                   30
  Benq Corp.                            5/7/2003           797     5.65%       1.86%       859                   62
  China Development
    Financial Holding Corp.             6/2/2003           962     5.00%       1.87%       991                   29
  CMC Magnetics Corp.                  5/12/2003           584     6.00%       1.86%       588                    4
  Fubon Financial
    Holding Co., Ltd.                  5/12/2003         1,323     5.25%       1.86%     1,389                   66
  Gigabyte Technology
    Co., Ltd.                           5/8/2003           479     5.15%       1.86%       416                 (63)
  Lite-On Technology Corp.              5/8/2003           518     6.00%       1.86%       620                  102
  Macronix International
    Co., Ltd.                           5/7/2003         1,057     5.25%       1.86%       933                (124)
  Quanta Computer Inc.                 5/12/2003         1,475     5.65%       1.86%     1,389                 (86)
  Realtek
    Semiconductor Corp.                 5/7/2003           720     7.15%       1.86%       667                 (53)
  Ritek Corp.                          5/12/2003           708     6.00%       1.86%       633                 (75)
  Siliconware Precision
    Industries Co.                      5/8/2003           648     6.00%       1.86%       614                 (34)
  Via Technologies Inc.                6/10/2003           922     5.00%       1.86%       840                 (82)

                                                                                                          ---------
                                                                                                              1,975
                                                                                                          ---------
-------------------------------------------------------------------------------------------------------------------

*Based on one-month London Inter-Bank Offer-Rate (LIBOR).

G. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     During the six months ended April 30, 2002, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency losses of $198,000, $278,000, and $798,000, respectively, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

     Certain of the funds' investments are in securities considered to be "passive foreign investment companies," for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The European, Pacific, and Emerging Markets Stock Index Funds' income dividends paid to shareholders during the six months ended April 30, 2002, were reduced by $532,000, $5,224,000, and $18,000, respectively, representing the decrease in unrealized appreciation on passive foreign investment company holdings during the period ended October 31, 2001. During the six months ended April 30, 2002, the European, Pacific, and Emerging Markets Stock Index Funds realized gains on sales of passive foreign investment companies of $740,000, $299,000, and $869,000, respectively, that have been included in current and prior periods' taxable income; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income. At April 30, 2002, the European, Pacific, and Emerging Markets Stock Index Funds had unrealized appreciation on their remaining passive foreign investment company holdings of $1,965,000, $159,000, and $0, respectively.
     At October 31, 2001, the funds had the following capital loss carryforwards available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                       Capital Loss
                                          --------------------------------------
                                                              Expiration: Fiscal
                                          Amount                  Year(s) Ending
Index Fund                                 (000)                      October 31
--------------------------------------------------------------------------------
European                                $ 80,407                       2008-2009
Pacific                                  105,604                       2006-2009
Emerging Markets                         100,408                       2006-2007
Total International                        7,257                            2009
--------------------------------------------------------------------------------

H. The market value of securities on loan to broker/dealers at April 30, 2002, and collateral received with respect to such loans were:

                                                            (000)
                                    --------------------------------------------
                                    Market Value                            Cash
                                       of Loaned                      Collateral
Index Fund                            Securities                        Received
--------------------------------------------------------------------------------
European                                $772,625                        $842,657
Pacific                                  189,570                         201,641
Emerging Markets                             350                             369
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

I. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended                                          Year Ended
                                                        Apr. 30, 2002      Jan. 1 to Oct. 31, 2001          Dec. 31, 2000
                                                ---------------------     ------------------------    --------------------------
                                                   Amount      Shares      Amount           Shares       Amount           Shares
Index Fund                                          (000)       (000)       (000)            (000)        (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
European
Investor Shares
  Issued                                         $532,322      26,688    $849,415           38,455   $1,362,782           49,685
  Issued in Lieu of Cash Distributions             88,639       4,506       2,034               96       92,036            3,537
  Redeemed                                      (416,264)    (20,813)   (883,677)         (40,911)  (1,343,759)         (49,156)
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Investor Shares     204,697      10,381    (32,228)          (2,360)      111,059            4,066
                                                --------------------------------------------------------------------------------
Admiral Shares
  Issued                                          141,410       3,002     284,795            5,813           --               --
  Issued in Lieu of Cash Distributions              5,932         128          --               --           --               --
  Redeemed                                       (20,826)       (447)     (5,044)            (113)           --               --
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Admiral Shares      126,516       2,683     279,751            5,700           --               --
                                                --------------------------------------------------------------------------------
Institutional Shares
  Issued                                          129,223       6,445      85,468            4,002      345,393           12,772
  Issued in Lieu of Cash Distributions              6,351         323         133                6        3,957              154
  Redeemed                                       (43,909)     (2,192)    (46,294)          (2,218)     (51,429)          (2,009)
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Institutional Shares 91,665       4,576      39,307            1,790      297,921           10,917
--------------------------------------------------------------------------------------------------------------------------------
Pacific
Investor Shares
  Issued                                         $182,639      27,719    $368,109           45,726     $757,512           69,538
  Issued in Lieu of Cash Distributions              5,988         942          --               --       22,900            2,559
  Redeemed                                      (145,023)    (21,921)   (354,736)         (44,846)    (809,469)         (75,089)
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Investor Shares      43,604       6,740      13,373              880     (29,057)          (2,992)
                                                --------------------------------------------------------------------------------
Admiral Shares
  Issued                                           41,016         946      89,436            1,822           --               --
  Issued in Lieu of Cash Distributions                387          10          --               --           --               --
  Redeemed                                        (8,832)       (205)     (1,339)             (29)           --               --
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Admiral Shares       32,571         751      88,097            1,793           --               --
                                                --------------------------------------------------------------------------------
Institutional Shares
  Issued                                           28,709       4,310      42,797            5,468      161,864           15,107
  Issued in Lieu of Cash Distributions                556          87          --               --        1,301              145
  Redeemed                                        (9,040)     (1,362)    (29,119)          (3,580)     (36,471)          (3,905)
                                                --------------------------------------------------------------------------------
    Net Increase (Decrease)-- Institutional Shares 20,225       3,035      13,678            1,888      126,694           11,347
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended                                          Year Ended
                                                        Apr. 30, 2002      Jan. 1 to Oct. 31, 2001           Dec. 31, 2000
                                                    -----------------      -----------------------       -----------------------
                                                   Amount      Shares      Amount           Shares       Amount           Shares
Index Fund                                          (000)       (000)       (000)            (000)        (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Investor Shares
  Issued                                         $145,580      16,426    $159,761           18,680     $376,769           32,848
  Issued in Lieu of Cash Distributions             17,319       2,122         979              120       20,345            2,272
  Redeemed*                                     (152,291)    (17,974)   (139,124)         (16,415)    (247,192)         (22,836)
                                                --------------------------------------------------------------------------------
Net Increase (Decrease)-- Investor Shares          10,608         574      21,616            2,385      149,922           12,284
                                                --------------------------------------------------------------------------------
Institutional Shares
  Issued                                           19,132       2,231      89,386           10,119       23,776            2,128
  Issued in Lieu of Cash Distributions              1,509         185          98               12          457               52
  Redeemed*                                       (8,583)     (1,029)    (25,346)          (3,378)           --               --
                                                --------------------------------------------------------------------------------
Net Increase (Decrease)-- Institutional Shares     12,058       1,387      64,138            6,753       24,233            2,180
--------------------------------------------------------------------------------------------------------------------------------
Total International
  Issued                                         $467,319      50,914    $975,040           96,153   $1,279,640           97,468
  Issued in Lieu of Cash Distributions             46,920       5,083          --               --       53,767            4,470
  Redeemed                                      (221,466)    (24,004)   (396,488)         (39,299)    (449,162)         (34,634)
                                                --------------------------------------------------------------------------------
Net Increase (Decrease)                           292,773      31,993     578,552           56,854      884,245           67,304
--------------------------------------------------------------------------------------------------------------------------------
Developed Markets
  Issued                                         $126,063      18,187    $122,588           15,920     $115,156           11,787
  Issued in Lieu of Cash Distributions              2,495         360          --               --        1,481              165
  Redeemed                                       (29,541)     (4,301)    (41,386)          (5,516)      (9,987)          (1,066)
                                                --------------------------------------------------------------------------------
Net Increase (Decrease)                            99,017      14,246      81,202           10,404      106,650           10,886
--------------------------------------------------------------------------------------------------------------------------------
Institutional Developed Markets
  Issued                                          $70,166      10,268     $89,882           12,201     $183,547           19,203
  Issued in Lieu of Cash Distributions              2,261         330         --                --        1,321              148
  Redeemed                                       (13,409)     (1,965)     (5,942)            (794)      (3,115)            (342)
                                                --------------------------------------------------------------------------------
Net Increase (Decrease)                            59,018       8,633      83,940           11,407      181,753           19,009
--------------------------------------------------------------------------------------------------------------------------------

*Emerging Markets Stock Index Fund amounts are net of redemption fees of $751,000, $442,000, and $1,228,000, respectively (Fund Totals).

ADVANTAGES OF VANGUARD.COM(TM)
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                                                                              67

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock
  Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
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Growth Index Fund
Health Care Fund
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Morgan(TM) Growth Fund
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Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
  Appreciation Fund
Tax-Managed Growth and
  Income Fund
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Total International Stock
  Index Fund
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U.S. Growth Fund
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Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
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BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
  Growth Fund
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LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
  Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
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Inflation-Protected Securities Fund
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  Index Fund
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  Tax-Exempt Fund
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Intermediate-Term
  Tax-Exempt Fund
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  (California, Florida, Massachusetts,
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  Funds (California, New Jersey,
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VARIABLE ANNUITY
Balanced Portfolio
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Growth Portfolio
High-Grade Bond Portfolio
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Money Market Portfolio
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Short-Term Corporate Portfolio
Small Company Growth Portfolio

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sold,  or  promoted  by  Standard  &  Poor's,  and  Standard  & Poor's  makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund
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For information  about Vanguard funds and our variable  annuity plan,  including
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

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The
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     A majority of Vanguard's board members are  independent,  meaning that they
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Vanguard officers.
================================================================================

TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
================================================================================

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
     JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

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